Capital Group Short Duration Income ETF
Investment portfolio
March 31, 2025
unaudited

Bonds, notes & other debt instruments 96.82% Corporate bonds, notes & loans 39.53% Financials 15.64%	Principal amount (000)	Value (000)
Aero Capital Solutions, Inc., Term Loan, (1-month USD CME Term SOFR + 3.00%) 7.610% 11/17/2029[1,2,3,4]	USD2,135	$2,119
American Express Co. 6.338% 10/30/2026 (USD-SOFR + 1.33% on 10/30/2025)[5]	2,324	2,347
American Express Co. 5.043% 7/26/2028 (USD-SOFR + 0.93% on 7/26/2027)[5]	1,670	1,691
American Express Co. 5.532% 4/25/2030 (USD-SOFR + 1.09% on 4/25/2029)[5]	335	345
American Express Co. 5.085% 1/30/2031 (USD-SOFR + 1.02% on 1/30/2030)[5]	800	810
Aon Global, Ltd. 3.875% 12/15/2025	1,003	1,000
Aon North America, Inc. 5.125% 3/1/2027	3,375	3,412
Aon North America, Inc. 5.15% 3/1/2029	1,210	1,232
Arthur J. Gallagher & Co. 4.60% 12/15/2027	3,250	3,258
Arthur J. Gallagher & Co. 4.85% 12/15/2029	600	604
Bank of America Corp. 4.827% 7/22/2026 (USD-SOFR + 1.75% on 7/22/2025)[5]	3,066	3,068
Bank of America Corp. 1.197% 10/24/2026 (USD-SOFR + 1.01% on 10/24/2025)[5]	86	84
Bank of America Corp. 4.948% 7/22/2028 (USD-SOFR + 2.04% on 7/22/2027)[5]	4,024	4,057
Bank of America Corp. 4.979% 1/24/2029 (USD-SOFR + 0.83% on 1/24/2028)[5]	1,750	1,768
Bank of America Corp. 5.202% 4/25/2029 (USD-SOFR + 1.63% on 4/25/2028)[5]	1,022	1,039
Bank of America Corp. 2.884% 10/22/2030 (3-month USD CME Term SOFR + 1.19% on 10/22/2029)[5]	222	205
Bank of America Corp. 5.162% 1/24/2031 (USD-SOFR + 1.00% on 1/24/2030)[5]	2,900	2,941
Bank of Montreal 5.004% 1/27/2029 (USD-SOFR Index + 0.67% on 1/27/2028)[5]	2,200	2,223
Bank of New York Mellon Corp. 4.414% 7/24/2026 (USD-SOFR + 1.345% on 7/24/2025)[5]	2,944	2,942
Bank of New York Mellon Corp. 4.975% 3/14/2030 (USD-SOFR + 1.085% on 3/14/2029)[5]	178	181
Bank of New York Mellon Corp. 4.942% 2/11/2031 (USD-SOFR + 0.887% on 2/11/2030)[5]	800	807
BNP Paribas SA 5.497% 5/20/2030 (USD-SOFR + 1.59% on 5/20/2029)[3,5]	300	305
BPCE SA 6.612% 10/19/2027 (USD-SOFR + 1.98% on 10/19/2026)[3,5]	3,607	3,706
BPCE SA 5.876% 1/14/2031 (USD-SOFR + 1.68% on 1/14/2030)[3,5]	1,154	1,182
CaixaBank, SA 6.684% 9/13/2027 (USD-SOFR + 2.08% on 9/13/2026)[3,5]	2,678	2,754
CaixaBank, SA 6.208% 1/18/2029 (USD-SOFR + 2.70% on 1/18/2028)[3,5]	125	130
CaixaBank, SA 5.673% 3/15/2030 (USD-SOFR + 1.78% on 3/15/2029)[3,5]	215	221
Canadian Imperial Bank of Commerce 4.508% 9/11/2027 (USD-SOFR + 0.93% on 9/11/2026)[5]	3,920	3,916
Canadian Imperial Bank of Commerce 4.857% 3/30/2029 (USD-SOFR + 1.03% on 3/31/2028)[5]	1,175	1,179
Canadian Imperial Bank of Commerce 5.245% 1/13/2031 (USD-SOFR + 1.105% on 1/13/2030)[5]	925	937
Capital One Financial Corp. 4.985% 7/24/2026 (USD-SOFR + 2.16% on 7/24/2025)[5]	1,875	1,876
Capital One Financial Corp. 5.70% 2/1/2030 (USD-SOFR + 1.905% on 2/1/2029)[5]	213	218
Charles Schwab Corp. (The) 5.875% 8/24/2026	400	407
Charles Schwab Corp. (The) 5.643% 5/19/2029 (USD-SOFR + 2.21% on 5/19/2028)[5]	115	119
Citibank, NA 5.438% 4/30/2026	3,500	3,538
Citibank, NA 4.929% 8/6/2026	1,460	1,470
Citibank, NA 4.838% 8/6/2029	780	788
Citigroup, Inc. 3.106% 4/8/2026 (USD-SOFR + 2.842% on 3/8/2026)[5]	72	72
Citigroup, Inc. 5.61% 9/29/2026 (USD-SOFR + 1.546% on 12/29/2025)[5]	1,835	1,844
Citigroup, Inc. 4.786% 3/4/2029 (USD-SOFR + 0.87% on 3/4/2028)[5]	2,000	2,005
Citigroup, Inc. 5.174% 2/13/2030 (USD-SOFR + 1.364% on 2/13/2029)[5]	400	405
Citizens Financial Group, Inc. 5.841% 1/23/2030 (USD-SOFR + 2.01% on 1/23/2029)[5]	354	364
Corebridge Financial, Inc. 3.50% 4/4/2025	638	638
Deutsche Bank AG 2.552% 1/7/2028 (USD-SOFR + 1.318% on 1/7/2027)[5]	2,110	2,030
Deutsche Bank AG 4.999% 9/11/2030 (USD-SOFR + 1.70% on 9/11/2029)[5]	475	473
Capital Group Short Duration Income ETF — Page 1 of 22

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Deutsche Bank AG 3.547% 9/18/2031 (USD-SOFR + 3.043% on 9/18/2030)[5]	USD225	$207
Fifth Third Bancorp 4.895% 9/6/2030 (USD-SOFR + 1.486% on 9/6/2029)[5]	184	184
Fifth Third Bank, National Association 4.967% 1/28/2028 (USD-SOFR + 0.81% on 1/28/2027)[5]	2,400	2,414
Goldman Sachs Group, Inc. 3.50% 4/1/2025	2,523	2,523
Goldman Sachs Group, Inc. 2.64% 2/24/2028 (USD-SOFR + 1.114% on 2/24/2027)[5]	295	285
Goldman Sachs Group, Inc. 5.727% 4/25/2030 (USD-SOFR + 1.265% on 4/25/2029)[5]	2,100	2,167
Goldman Sachs Group, Inc. 4.692% 10/23/2030 (USD-SOFR + 1.135% on 10/23/2029)[5]	1,959	1,947
Goldman Sachs Group, Inc. 5.207% 1/28/2031 (USD-SOFR + 1.078% on 1/28/2030)[5]	1,200	1,217
HSBC Holdings PLC 5.597% 5/17/2028 (USD-SOFR + 1.06% on 5/17/2027)[5]	350	356
HSBC Holdings PLC 5.13% 3/3/2031 (USD-SOFR + 1.29% on 3/3/2030)[5]	1,100	1,104
Intercontinental Exchange, Inc. 4.00% 9/15/2027	125	124
JPMorgan Chase & Co. 2.083% 4/22/2026 (USD-SOFR + 1.85% on 4/22/2025)[5]	1,874	1,871
JPMorgan Chase & Co. 1.04% 2/4/2027 (USD-SOFR + 0.695% on 2/4/2026)[5]	102	99
JPMorgan Chase & Co. 5.04% 1/23/2028 (USD-SOFR + 1.19% on 1/23/2027)[5]	3,713	3,746
JPMorgan Chase & Co. 5.571% 4/22/2028 (USD-SOFR + 0.93% on 4/22/2027)[5]	2,130	2,173
JPMorgan Chase & Co. 5.299% 7/24/2029 (USD-SOFR + 1.45% on 7/24/2028)[5]	1,750	1,786
JPMorgan Chase & Co. 5.581% 4/22/2030 (USD-SOFR + 1.16% on 4/22/2029)[5]	545	562
JPMorgan Chase & Co. 4.995% 7/22/2030 (USD-SOFR + 1.125% on 7/22/2029)[5]	1,625	1,640
JPMorgan Chase & Co. 4.603% 10/22/2030 (USD-SOFR + 1.04% on 10/22/2029)[5]	3,900	3,875
JPMorgan Chase & Co. 5.14% 1/24/2031 (USD-SOFR + 0.90% on 1/24/2030)[5]	1,250	1,270
Lloyds Banking Group PLC 5.985% 8/7/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.48% on 8/7/2026)[5]	3,220	3,274
Lloyds Banking Group PLC 5.462% 1/5/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.375% on 1/5/2027)[5]	1,025	1,038
Marsh & McLennan Cos., Inc. 4.55% 11/8/2027	2,400	2,412
Marsh & McLennan Cos., Inc. 4.65% 3/15/2030	1,055	1,057
Metropolitan Life Global Funding I 3.45% 12/18/2026[3]	2,125	2,093
Morgan Stanley 5.652% 4/13/2028 (USD-SOFR + 1.01% on 4/13/2027)[5]	4,631	4,728
Morgan Stanley 5.449% 7/20/2029 (USD-SOFR + 1.63% on 7/20/2028)[5]	575	588
Morgan Stanley 5.173% 1/16/2030 (USD-SOFR + 1.45% on 1/16/2029)[5]	425	431
Morgan Stanley 5.656% 4/18/2030 (USD-SOFR + 1.26% on 4/18/2029)[5]	900	928
Morgan Stanley 5.042% 7/19/2030 (USD-SOFR + 1.215% on 7/19/2029)[5]	1,450	1,462
Morgan Stanley 5.23% 1/15/2031 (USD-SOFR + 1.108% on 1/15/2030)[5]	1,300	1,321
Nasdaq, Inc. 5.65% 6/28/2025	1,438	1,441
National Australia Bank, Ltd. 5.087% 6/11/2027	2,300	2,338
National Australia Bank, Ltd. 4.50% 10/26/2027	1,050	1,056
NatWest Group PLC 5.583% 3/1/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.10% on 3/1/2027)[5]	2,545	2,588
New York Life Global Funding 0.95% 6/24/2025[3]	54	54
New York Life Global Funding 4.60% 12/5/2029[3]	814	817
PNC Financial Services Group, Inc. 4.758% 1/26/2027 (USD-SOFR + 1.085% on 1/26/2026)[5]	3,016	3,018
PNC Financial Services Group, Inc. 6.615% 10/20/2027 (USD-SOFR + 1.73% on 10/20/2026)[5]	3,410	3,515
PNC Financial Services Group, Inc. 5.582% 6/12/2029 (USD-SOFR + 1.841% on 6/12/2028)[5]	108	111
PNC Financial Services Group, Inc. 5.222% 1/29/2031 (USD-SOFR + 1.072% on 1/29/2030)[5]	394	401
Royal Bank of Canada 4.875% 1/12/2026	680	683
Royal Bank of Canada 4.65% 10/18/2030 (USD-SOFR + 1.08% on 10/18/2029)[5]	1,025	1,017
Royal Bank of Canada 5.153% 2/4/2031 (USD-SOFR + 1.03% on 2/4/2030)[5]	1,350	1,367
Royal Bank of Canada 4.97% 5/2/2031 (USD-SOFR Index + 1.13% on 5/2/2030)[5]	850	854
Sumitomo Mitsui Financial Group, Inc. 5.80% 7/13/2028	1,119	1,160
Synchrony Bank 5.40% 8/22/2025	1,000	1,001
Toronto-Dominion Bank (The) 0.75% 9/11/2025	975	959
Toronto-Dominion Bank (The) 4.568% 12/17/2026	2,870	2,875
Toronto-Dominion Bank (The) 4.861% 1/31/2028	1,850	1,871
Toronto-Dominion Bank (The) 5.523% 7/17/2028	180	185
Capital Group Short Duration Income ETF — Page 2 of 22

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Toronto-Dominion Bank (The) 4.783% 12/17/2029	USD458	$459
Truist Financial Corp. 6.047% 6/8/2027 (USD-SOFR + 2.05% on 6/8/2026)[5]	6,543	6,654
Truist Financial Corp. 5.435% 1/24/2030 (USD-SOFR + 1.62% on 1/24/2029)[5]	149	152
U.S. Bancorp 1.45% 5/12/2025	1,433	1,428
U.S. Bancorp 5.775% 6/12/2029 (USD-SOFR + 2.02% on 6/12/2028)[5]	266	274
U.S. Bancorp 5.384% 1/23/2030 (USD-SOFR + 1.56% on 1/23/2029)[5]	100	102
UBS Group AG 2.193% 6/5/2026 (USD-SOFR + 2.044% on 6/5/2025)[3,5]	1,333	1,327
UBS Group AG 1.305% 2/2/2027 (USD-SOFR + 0.98% on 2/2/2026)[3,5]	3,150	3,064
UBS Group AG 5.428% 2/8/2030 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.52% on 2/8/2029)[3,5]	700	713
Wells Fargo & Co. 3.908% 4/25/2026 (USD-SOFR + 1.32% on 4/25/2025)[5]	1,911	1,910
Wells Fargo & Co. 5.707% 4/22/2028 (USD-SOFR + 1.07% on 4/22/2027)[5]	4,570	4,670
Wells Fargo & Co. 4.808% 7/25/2028 (USD-SOFR + 1.98% on 7/25/2027)[5]	2,300	2,308
Wells Fargo & Co. 5.574% 7/25/2029 (USD-SOFR + 1.74% on 7/25/2028)[5]	840	863
Wells Fargo & Co. 5.198% 1/23/2030 (USD-SOFR + 1.50% on 1/23/2029)[5]	325	330
Wells Fargo Bank, N.A. 5.45% 8/7/2026	1,700	1,724
Willis North America, Inc. 4.65% 6/15/2027	995	996
		169,877
Health care 4.40%
AbbVie, Inc. 4.80% 3/15/2027	2,125	2,147
AbbVie, Inc. 4.80% 3/15/2029	1,525	1,545
Amgen, Inc. 5.507% 3/2/2026	885	885
Amgen, Inc. 2.20% 2/21/2027	4,881	4,688
Amgen, Inc. 5.15% 3/2/2028	2,265	2,306
AstraZeneca Finance, LLC 4.85% 2/26/2029	792	804
Baxter International, Inc. 1.915% 2/1/2027	5,760	5,496
Becton, Dickinson and Co. 4.874% 2/8/2029	415	418
Boston Scientific Corp. 1.90% 6/1/2025	505	503
Bristol-Myers Squibb Co. 4.90% 2/22/2027	2,350	2,380
Bristol-Myers Squibb Co. 4.90% 2/22/2029	1,100	1,119
Cigna Group (The) 5.00% 5/15/2029	500	507
CVS Health Corp. 5.00% 2/20/2026	2,450	2,455
CVS Health Corp. 5.00% 1/30/2029	210	211
CVS Health Corp. 5.40% 6/1/2029	825	841
Elevance Health, Inc. 4.75% 2/15/2030	451	454
Eli Lilly and Co. 4.75% 2/12/2030	1,192	1,211
GE HealthCare Technologies, Inc. 4.80% 8/14/2029	159	160
HCA, Inc. 5.00% 3/1/2028	2,350	2,370
Johnson & Johnson 4.80% 6/1/2029	750	765
Laboratory Corp. of America Holdings 4.35% 4/1/2030	880	863
Pfizer Investment Enterprises Pte., Ltd. 4.45% 5/19/2026	1,850	1,853
Pfizer Investment Enterprises Pte., Ltd. 4.45% 5/19/2028	730	732
Stryker Corp. 4.70% 2/10/2028	2,000	2,013
Stryker Corp. 4.85% 2/10/2030	1,200	1,212
Teva Pharmaceutical Finance Netherlands III BV 3.15% 10/1/2026	8,320	8,074
UnitedHealth Group, Inc. 4.75% 7/15/2026	1,200	1,208
UnitedHealth Group, Inc. 4.80% 1/15/2030	585	592
		47,812
Utilities 3.97%
CenterPoint Energy Houston Electric, LLC 5.20% 10/1/2028	250	256
CenterPoint Energy, Inc. 5.25% 8/10/2026	1,615	1,630
Consumers Energy Co. 4.70% 1/15/2030	564	567
Capital Group Short Duration Income ETF — Page 3 of 22

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Utilities (continued)	Principal amount (000)	Value (000)
DTE Energy Co. 4.95% 7/1/2027	USD450	$453
DTE Energy Co. 5.10% 3/1/2029	350	355
Duke Energy Corp. 5.00% 12/8/2025	1,630	1,637
Edison International 4.70% 8/15/2025	4,359	4,360
Edison International 5.25% 11/15/2028	375	370
Edison International 5.45% 6/15/2029	600	592
Edison International 6.95% 11/15/2029	50	52
Edison International 6.25% 3/15/2030	575	583
Eversource Energy 5.95% 2/1/2029	1,039	1,079
Florida Power & Light Co. 5.05% 4/1/2028	245	250
Florida Power & Light Co. 5.15% 6/15/2029	1,045	1,074
Georgia Power Co. 5.004% 2/23/2027	1,647	1,668
Georgia Power Co. 4.65% 5/16/2028	400	403
NiSource, Inc. 0.95% 8/15/2025	240	237
NiSource, Inc. 5.20% 7/1/2029	475	484
Pacific Gas and Electric Co. 3.45% 7/1/2025	4,602	4,584
Pacific Gas and Electric Co. 3.15% 1/1/2026	2,224	2,196
Pacific Gas and Electric Co. 2.95% 3/1/2026	2,469	2,426
Pacific Gas and Electric Co. 6.10% 1/15/2029	602	622
PacifiCorp 5.10% 2/15/2029	375	382
PacifiCorp 5.30% 2/15/2031	263	268
Public Service Electric and Gas Co. 3.00% 5/15/2025	472	471
Public Service Enterprise Group, Inc. 4.90% 3/15/2030	900	905
Public Service Enterprise Group, Inc. 1.60% 8/15/2030	475	403
Southern California Edison Co. 4.20% 6/1/2025	1,347	1,345
Southern California Edison Co. 4.90% 6/1/2026	4,276	4,280
Southern California Edison Co. 5.85% 11/1/2027	2,249	2,304
Southern California Edison Co. 5.30% 3/1/2028	300	304
Southern California Edison Co. 5.65% 10/1/2028	185	189
Southern California Edison Co. 5.25% 3/15/2030	2,207	2,221
Southern California Edison Co. 5.45% 6/1/2031	293	297
Virginia Electric & Power 3.10% 5/15/2025	530	529
Wisconsin Public Service Corp. 4.55% 12/1/2029	1,100	1,102
Xcel Energy, Inc. 3.35% 12/1/2026	1,450	1,422
Xcel Energy, Inc. 4.75% 3/21/2028	775	778
		43,078
Consumer discretionary 3.60%
BMW US Capital, LLC 3.90% 4/9/2025[3]	85	85
Daimler Trucks Finance North America, LLC 5.00% 1/15/2027[3]	350	352
Daimler Trucks Finance North America, LLC 5.125% 9/25/2027[3]	775	783
Daimler Trucks Finance North America, LLC 4.95% 1/13/2028[3]	933	938
Daimler Trucks Finance North America, LLC 5.125% 9/25/2029[3]	214	216
Daimler Trucks Finance North America, LLC 5.25% 1/13/2030[3]	700	708
Ford Motor Credit Co., LLC 5.125% 6/16/2025	3,848	3,846
Ford Motor Credit Co., LLC 3.375% 11/13/2025	2,473	2,444
Ford Motor Credit Co., LLC 6.95% 3/6/2026	110	111
Ford Motor Credit Co., LLC 6.95% 6/10/2026	4,742	4,817
Ford Motor Credit Co., LLC 5.85% 5/17/2027	1,500	1,508
Ford Motor Credit Co., LLC 5.918% 3/20/2028	1,672	1,680
Ford Motor Credit Co., LLC 6.798% 11/7/2028	300	309
Ford Motor Credit Co., LLC 5.80% 3/8/2029	350	347
Ford Motor Credit Co., LLC 5.875% 11/7/2029	510	505
General Motors Financial Co., Inc. 2.75% 6/20/2025	1,782	1,774
Capital Group Short Duration Income ETF — Page 4 of 22

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
General Motors Financial Co., Inc. 5.40% 4/6/2026	USD3,444	$3,459
General Motors Financial Co., Inc. 4.90% 10/6/2029	951	936
General Motors Financial Co., Inc. 5.35% 1/7/2030	900	899
Home Depot, Inc. 2.70% 4/15/2025	200	200
Home Depot, Inc. 5.15% 6/25/2026	1,025	1,036
Home Depot, Inc. 4.875% 6/25/2027	750	761
Home Depot, Inc. 4.75% 6/25/2029	911	922
Hyatt Hotels Corp. 5.05% 3/30/2028	167	168
Hyundai Capital America 1.80% 10/15/2025[3]	990	974
Hyundai Capital America 5.45% 6/24/2026[3]	1,454	1,467
Hyundai Capital America 5.30% 3/19/2027[3]	575	581
Hyundai Capital America 6.10% 9/21/2028[3]	275	285
Hyundai Capital America 6.50% 1/16/2029[3]	53	56
Hyundai Capital America 4.55% 9/26/2029[3]	413	404
Hyundai Capital America 5.30% 1/8/2030[3]	900	907
Hyundai Capital America 5.15% 3/27/2030[3]	1,000	997
Marriott International, Inc. 5.55% 10/15/2028	250	257
Marriott International, Inc. 4.875% 5/15/2029	350	352
McDonald’s Corp. 5.00% 5/17/2029	461	470
McDonald’s Corp. 4.60% 5/15/2030	1,300	1,301
Toyota Motor Credit Corp. 4.55% 8/9/2029	900	900
Toyota Motor Credit Corp. 4.95% 1/9/2030	1,325	1,345
		39,100
Consumer staples 3.03%
Altria Group, Inc. 2.35% 5/6/2025	3,198	3,190
Altria Group, Inc. 4.875% 2/4/2028	3,203	3,226
BAT International Finance PLC 5.931% 2/2/2029	817	852
Campbells Co. (The) 5.20% 3/19/2027	2,854	2,891
Campbells Co. (The) 5.20% 3/21/2029	255	259
Conagra Brands, Inc. 4.60% 11/1/2025	1,868	1,866
Conagra Brands, Inc. 1.375% 11/1/2027	94	86
Constellation Brands, Inc. 4.40% 11/15/2025	1,781	1,778
Constellation Brands, Inc. 5.00% 2/2/2026	833	833
Constellation Brands, Inc. 4.35% 5/9/2027	290	289
J. M. Smucker Co. (The) 5.90% 11/15/2028	289	302
Mars, Inc. 4.45% 3/1/2027[3]	2,000	2,004
Mars, Inc. 4.60% 3/1/2028[3]	1,750	1,757
Mars, Inc. 4.80% 3/1/2030[3]	1,300	1,308
Nestle Holdings, Inc. 4.00% 9/12/2025[3]	215	215
Philip Morris International, Inc. 5.00% 11/17/2025	2,798	2,807
Philip Morris International, Inc. 4.875% 2/13/2026	1,364	1,368
Philip Morris International, Inc. 4.75% 2/12/2027	2,450	2,469
Philip Morris International, Inc. 4.375% 11/1/2027	1,800	1,800
Philip Morris International, Inc. 5.25% 9/7/2028	250	256
Philip Morris International, Inc. 4.875% 2/13/2029	380	384
Philip Morris International, Inc. 4.625% 11/1/2029	964	967
Reynolds American, Inc. 4.45% 6/12/2025	1,966	1,964
		32,871
Industrials 2.29%
Air Lease Corp. 5.30% 6/25/2026	1,055	1,063
BAE Systems PLC 5.125% 3/26/2029[3]	648	658
Boeing Co. (The) 2.196% 2/4/2026	6,438	6,300
Capital Group Short Duration Income ETF — Page 5 of 22

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Industrials (continued)	Principal amount (000)	Value (000)
Boeing Co. (The) 6.259% 5/1/2027	USD976	$1,004
Boeing Co. (The) 6.298% 5/1/2029	253	266
Canadian Pacific Railway Co. 4.80% 3/30/2030	1,090	1,095
Eaton Corp. 6.50% 6/1/2025	65	65
Ingersoll-Rand, Inc. 5.197% 6/15/2027	650	659
Ingersoll-Rand, Inc. 5.40% 8/14/2028	260	266
Ingersoll-Rand, Inc. 5.176% 6/15/2029	312	317
L3Harris Technologies, Inc. 5.40% 1/15/2027	3,974	4,032
Lockheed Martin Corp. 4.95% 10/15/2025	440	441
RTX Corp. 3.95% 8/16/2025	2,013	2,009
RTX Corp. 5.75% 11/8/2026	5,327	5,426
Waste Management, Inc. 4.65% 3/15/2030	1,300	1,307
		24,908
Communication services 1.98%
AT&T, Inc. 1.70% 3/25/2026	5,681	5,527
Charter Communications Operating, LLC 4.908% 7/23/2025	3,018	3,018
Charter Communications Operating, LLC 6.15% 11/10/2026	6,330	6,460
Charter Communications Operating, LLC 6.10% 6/1/2029	696	719
Comcast Corp. 5.10% 6/1/2029	600	614
T-Mobile USA, Inc. 3.50% 4/15/2025	2,255	2,254
T-Mobile USA, Inc. 2.25% 2/15/2026	2,643	2,591
T-Mobile USA, Inc. 4.80% 7/15/2028	275	277
		21,460
Information technology 1.45%
Apple, Inc. 0.55% 8/20/2025	495	488
Broadcom, Inc. 3.15% 11/15/2025	2,601	2,579
Broadcom, Inc. 4.15% 2/15/2028	1,400	1,388
Broadcom, Inc. 5.05% 7/12/2029	900	913
Broadcom, Inc. 4.35% 2/15/2030	800	789
Microchip Technology, Inc. 4.90% 3/15/2028	1,681	1,686
Microchip Technology, Inc. 5.05% 3/15/2029	350	353
Microchip Technology, Inc. 5.05% 2/15/2030	193	193
Oracle Corp. 2.50% 4/1/2025	2,941	2,941
Oracle Corp. 1.65% 3/25/2026	500	486
Oracle Corp. 4.80% 8/3/2028	1,600	1,613
Synopsys, Inc. 4.65% 4/1/2028	2,200	2,213
Texas Instruments, Inc. 4.60% 2/8/2029	130	131
		15,773
Energy 1.23%
Canadian Natural Resources, Ltd. 2.05% 7/15/2025	1,706	1,693
Chevron USA, Inc. 0.687% 8/12/2025	621	613
Chevron USA, Inc. 4.687% 4/15/2030	1,000	1,009
Columbia Pipelines Holding Co., LLC 6.042% 8/15/2028[3]	450	466
ConocoPhillips Co. 4.70% 1/15/2030	1,300	1,308
Diamondback Energy, Inc. 5.20% 4/18/2027	1,925	1,949
Enbridge, Inc. 5.90% 11/15/2026	1,432	1,461
Enbridge, Inc. 6.00% 11/15/2028	300	312
Energy Transfer, LP 6.10% 12/1/2028	438	457
Energy Transfer, LP 5.25% 7/1/2029	273	277
Kinder Morgan, Inc. 5.00% 2/1/2029	319	322
Occidental Petroleum Corp. 5.00% 8/1/2027	1,136	1,141
Capital Group Short Duration Income ETF — Page 6 of 22

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Energy (continued)	Principal amount (000)	Value (000)
Occidental Petroleum Corp. 5.20% 8/1/2029	USD525	$525
Petroleos Mexicanos 6.875% 10/16/2025	1,784	1,783
Shell International Finance BV 3.25% 5/11/2025	100	100
		13,416
Real estate 1.19%
COPT Defense Properties, LP 2.25% 3/15/2026	2,392	2,331
Equinix, Inc. 1.00% 9/15/2025	2,595	2,555
Equinix, Inc. 1.45% 5/15/2026	5,510	5,326
VICI Properties, LP 4.625% 6/15/2025[3]	962	963
VICI Properties, LP 4.75% 4/1/2028	1,772	1,777
		12,952
Materials 0.75%
BHP Billiton Finance (USA), Ltd. 4.875% 2/27/2026	775	778
BHP Billiton Finance (USA), Ltd. 5.10% 9/8/2028	250	255
Celanese US Holdings, LLC 6.165% 7/15/2027	128	130
Celanese US Holdings, LLC 6.35% 11/15/2028	1,766	1,823
Chevron Phillips Chemical Co., LLC 4.75% 5/15/2030[3]	502	501
Dow Chemical Co. (The) 4.55% 11/30/2025	65	65
International Flavors & Fragrances, Inc. 1.23% 10/1/2025[3]	1,839	1,806
LYB International Finance III, LLC 1.25% 10/1/2025	1,220	1,199
Nutrien, Ltd. 5.95% 11/7/2025	279	281
Rio Tinto Finance (USA) PLC 4.875% 3/14/2030	1,300	1,314
		8,152
Total corporate bonds, notes & loans		429,399
Mortgage-backed obligations 30.97% Collateralized mortgage-backed obligations (privately originated) 13.23%
Angel Oak Mortgage Trust, Series 2024-8, Class A1, 5.338% 5/27/2069 (6.338% on 8/1/2028)[3,5,6]	1,665	1,661
Arroyo Mortgage Trust, Series 2019-1, Class A1, 3.805% 1/25/2049[3,4,6]	73	71
Arroyo Mortgage Trust, Series 2019-2, Class A3, 3.80% 4/25/2049[3,4,6]	333	323
Arroyo Mortgage Trust, Series 2022-1, Class A1A, 2.495% 12/25/2056 (3.495% on 2/25/2026)[3,5,6]	285	272
Atlas SP, Series 2024-RPL1, Class A1, 3.85% 4/25/2064 (4.85% on 8/1/2028)[3,5,6]	2,950	2,841
BRAVO Residential Funding Trust, Series 2025-NQM1, Class A1, 5.60% 12/25/2064[3,5,6]	5,745	5,762
BRAVO Residential Funding Trust, Series 2020-RPL1, Class A1, 2.50% 5/26/2059[3,4,6]	56	55
BRAVO Residential Funding Trust, Series 2023-NQM8, Class A1, 6.394% 10/25/2063 (7.394% on 11/1/2027)[3,5,6]	1,767	1,783
Cascade Funding Mortgage Trust, Series 2023-HB12, Class A, 4.25% 7/25/2026[3,4,6]	356	352
Cascade Funding Mortgage Trust, Series 2024-NR1, Class A1, 6.405% 11/25/2029 (9.405% on 11/25/2027)[3,5,6]	2,073	2,078
Cascade Funding Mortgage Trust, Series 2024-HB15, Class A, 4.00% 8/25/2034[3,4,6]	789	779
Cascade Funding Mortgage Trust, Series 2024-HB15, Class M1, 4.00% 8/25/2034[3,4,6]	485	467
Cascade Funding Mortgage Trust, Series 2024-RM5, Class A, 4.00% 10/25/2054[3,4,6]	3,234	3,159
Cascade Funding Mortgage Trust, Series 2024-R1, Class A1, 4.00% 10/25/2054 (5.00% on 10/25/2028)[3,5,6]	2,185	2,136
CIM Trust, Series 2018-R3, Class A1, 5.00% 12/25/2057[3,4,6]	26	26
CIM Trust, Series 2025-R1, Class A1, 5.00% 2/25/2099 (8.00% on 3/1/2028)[3,5,6]	2,576	2,536
COLT Funding, LLC, Series 2023-1, Class A1, 6.048% 4/25/2068 (7.048% on 4/1/2027)[3,5,6]	912	915
COLT Funding, LLC, Series 2023-3, Class A1, 7.18% 9/25/2068 (8.18% on 9/1/2027)[3,5,6]	975	990
Connecticut Avenue Securities Trust, Series 2016-C02, Class 1M2, (30-day Average USD-SOFR + 6.114%) 10.454% 9/25/2028[4,6]	53	54
Connecticut Avenue Securities Trust, Series 2022-R03, Class 1M1, (30-day Average USD-SOFR + 2.10%) 6.44% 3/25/2042[3,4,6]	853	866
Connecticut Avenue Securities Trust, Series 2023-R01, Class 1M1, (30-day Average USD-SOFR + 2.40%) 6.74% 12/25/2042[3,4,6]	1,105	1,129
Capital Group Short Duration Income ETF — Page 7 of 22

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Collateralized mortgage-backed obligations (privately originated) (continued)	Principal amount (000)	Value (000)
Connecticut Avenue Securities Trust, Series 2023-R05, Class 1M1, (30-day Average USD-SOFR + 1.90%) 6.24% 6/25/2043[3,4,6]	USD335	$338
Connecticut Avenue Securities Trust, Series 2023-R06, Class 1M1, (30-day Average USD-SOFR + 1.70%) 6.04% 7/25/2043[3,4,6]	331	332
Connecticut Avenue Securities Trust, Series 2024-R01, Class 1M1, (30-day Average USD-SOFR + 1.05%) 5.39% 1/25/2044[3,4,6]	1,027	1,025
Connecticut Avenue Securities Trust, Series 2024-R01, Class 1B1, (30-day Average USD-SOFR + 2.70%) 7.04% 1/25/2044[3,4,6]	995	1,016
Connecticut Avenue Securities Trust, Series 2024-R02, Class 1M1, (30-day Average USD-SOFR + 1.10%) 5.44% 2/25/2044[3,4,6]	716	715
Connecticut Avenue Securities Trust, Series 2024-R02, Class 1B1, (30-day Average USD-SOFR + 2.50%) 6.84% 2/25/2044[3,4,6]	593	601
Connecticut Avenue Securities Trust, Series 2024-R04, Class 1M1, (30-day Average USD-SOFR + 1.10%) 5.44% 5/25/2044[3,4,6]	956	954
Connecticut Avenue Securities Trust, Series 2024-R04, Class 1B1, (30-day Average USD-SOFR + 2.20%) 6.54% 5/25/2044[3,4,6]	333	336
Connecticut Avenue Securities Trust, Series 2024-R06, Class 1A1, (30-day Average USD-SOFR + 1.15%) 5.49% 9/25/2044[3,4,6]	2,002	2,001
Connecticut Avenue Securities Trust, Series 2024-R06, Class 1M2, (30-day Average USD-SOFR + 1.60%) 5.94% 9/25/2044[3,4,6]	275	275
Connecticut Avenue Securities Trust, Series 2025-R02, Class 1A1, (30-day Average USD-SOFR + 1.00%) 5.34% 2/25/2045[3,4,6]	592	591
Fannie Mae Connecticut Avenue Securities, Series 2025-R01, Class 1A1, (30-day Average USD-SOFR + 0.95%) 5.29% 1/25/2045[3,4,6]	1,922	1,916
Farmer Mac Agricultural Real Estate Trust, Series 2024-2, Class A1, 5.193% 8/1/2054[3,4,6]	601	598
Finance of America HECM Buyout, Series 24-HB1, Class A1A, 4.00% 10/1/2034[3,4,6]	2,542	2,525
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA3, Class M3, (30-day Average USD-SOFR + 4.814%) 9.154% 4/25/2028[4,6]	51	52
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2016-DNA1, Class M3, (30-day Average USD-SOFR + 5.664%) 10.004% 7/25/2028[4,6]	156	161
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA4, Class M1A, (30-day Average USD-SOFR + 2.20%) 6.54% 5/25/2042[3,4,6]	128	129
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA5, Class M1A, (30-day Average USD-SOFR + 2.95%) 7.29% 6/25/2042[3,4,6]	932	951
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1A, (30-day Average USD-SOFR + 2.15%) 6.49% 9/25/2042[3,4,6]	1,288	1,299
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA1, Class A1, (30-day Average USD-SOFR + 1.35%) 5.69% 2/25/2044[3,4,6]	1,451	1,455
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA2, Class A1, (30-day Average USD-SOFR + 1.25%) 5.59% 5/25/2044[3,4,6]	2,008	2,011
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA3, Class A1, (30-day Average USD-SOFR + 1.05%) 5.39% 10/25/2044[3,4,6]	1,672	1,671
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2025-DNA1, Class A1, (30-day Average USD-SOFR + 0.95%) 5.29% 1/25/2045[3,4,6]	1,090	1,088
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA1, Class M2, (30-day Average USD-SOFR + 1.814%) 6.154% 1/25/2050[3,4,6]	71	71
GCAT Trust, Series 2024-NQM2, Class A1, 6.085% 6/25/2059 (7.359% on 5/1/2028)[3,5,6]	719	724
GS Mortgage-Backed Securities Trust, Series 2024-RPL2, Class A1, 3.75% 7/25/2061 (4.75% on 2/1/2028)[3,5,6]	631	609
Imperial Fund Mortgage Trust, Series 2022-NQM7, Class A1, 7.369% 11/25/2067 (8.369% on 11/1/2026)[3,5,6]	466	470
Imperial Fund Mortgage Trust, Series 2023-NQM1, Class A1, 5.941% 2/25/2068 (6.941% on 1/1/2027)[3,5,6]	1,454	1,457
MFRA Trust, Series 2024-NQM2, Class A1, 5.272% 8/1/2064 (6.272% on 8/1/2028)[3,5,6]	4,404	4,389
MFRA Trust, Series 2024-NQM3, Class A1, 5.722% 12/25/2069 (6.722% on 12/1/2028)[3,5,6]	2,344	2,355
Mill City Mortgage Trust, Series 2019-GS2, Class A1, 2.75% 8/25/2059[3,4,6]	256	247
Capital Group Short Duration Income ETF — Page 8 of 22

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Collateralized mortgage-backed obligations (privately originated) (continued)	Principal amount (000)	Value (000)
Morgan Stanley Residential Mortgage Loan Trust, Series 2024-NQM2, Class A1, 6.386% 5/25/2069 (7.386% on 5/1/2028)[3,5,6]	USD1,627	$1,646
New Residential Mortgage Loan Trust, Series 2025-NQM2, Class A1, 5.566% 5/25/2065[3,5,6]	2,686	2,707
New Residential Mortgage Loan Trust, Series 2019-RPL3, Class A1, 2.75% 7/25/2059[3,4,6]	572	549
New Residential Mortgage Loan Trust, Series 2020-RPL1, Class A1, 2.75% 11/25/2059[3,4,6]	209	200
New York Mortgage Trust, Series 2024-CP1, Class A1, 3.75% 2/25/2068[3,4,6]	558	516
NRZ Excess Spread Collateralized Notes, Series 2025-FHT1, Class A, 6.545% 3/25/2032[3,5,6]	5,835	5,851
Onslow Bay Financial Mortgage Loan Trust, Series 2024-HYB1, Class A1, 3.647% 3/25/2053[3,4,6]	1,038	1,018
Onslow Bay Financial Mortgage Loan Trust, Series 2022-NQM9, Class A1A, 6.45% 9/25/2062 (7.45% on 11/1/2026)[3,5,6]	751	754
Onslow Bay Financial Mortgage Loan Trust, Series 2023-NQM1, Class A1, 6.12% 11/25/2062 (7.12% on 12/1/2026)[3,5,6]	463	463
Onslow Bay Financial Mortgage Loan Trust, Series 2023-NQM4, Class A1, 6.113% 3/25/2063 (7.113% on 5/1/2027)[3,5,6]	459	462
Onslow Bay Financial, LLC, Series 2024-NQM5, Class A1, 5.988% 3/25/2028 (6.988% on 3/1/2028)[3,5,6]	1,042	1,052
Onslow Bay Financial, LLC, Series 2024-HYB2, Class A1, 3.672% 4/25/2053[3,4,6]	2,286	2,258
Onslow Bay Financial, LLC, Series 2024-NQM4, Class A1, 6.067% 1/25/2064 (7.067% on 2/1/2028)[3,5,6]	1,459	1,469
Onslow Bay Financial, LLC, Series 2024-NQM7, Class A1, 6.243% 3/25/2064 (7.243% on 4/1/2028)[3,5,6]	1,277	1,289
Onslow Bay Financial, LLC, Series 2024-NQM10, Class A1, 6.18% 5/25/2064 (7.18% on 6/1/2028)[3,5,6]	2,725	2,751
Onslow Bay Financial, LLC, Series 2024-NQM8, Class A1, 6.233% 5/25/2064 (7.233% on 5/1/2028)[3,5,6]	3,472	3,517
Onslow Bay Financial, LLC, Series 2024-NQM13, Class A1, 5.116% 6/25/2064 (6.116% on 8/1/2028)[3,5,6]	2,222	2,212
Onslow Bay Financial, LLC, Series 2024-NQM11, Class A1, 5.875% 6/25/2064 (6.825% on 7/1/2028)[3,5,6]	4,299	4,342
Onslow Bay Financial, LLC, Series 2024-NQM17, Class A1, 5.61% 11/25/2064 (6.61% on 11/1/2028)[3,5,6]	2,621	2,636
Onslow Bay Financial, LLC, Series 2025-NQM3, Class A1, 5.648% 12/1/2064 (6.648% on 2/1/2029)[3,5,6]	3,659	3,692
Onslow Bay Financial, LLC, Series 2025-NQM1, Class A1, 5.547% 12/25/2064 (6.547% on 12/1/2028)[3,5,6]	5,222	5,232
Progress Residential Trust, Series 2024-SFR5, Class B, 3.25% 8/9/2029[3,5,6]	1,343	1,244
Progress Residential Trust, Series 2021-SFR2, Class A, 1.546% 4/19/2038[3,6]	1,573	1,566
Progress Residential Trust, Series 2021-SFR6, Class A, 1.524% 7/17/2038[3,6]	1,957	1,893
Progress Residential Trust, Series 2022-SFR3, Class A, 3.20% 4/17/2039[3,6]	480	467
Progress Residential Trust, Series 2024-SFR1, Class A, 3.35% 2/17/2041[3,6]	1,145	1,082
Progress Residential Trust, Series 2024-SFR3, Class A, 3.00% 6/17/2041[3,6]	2,247	2,089
Starwood Mortgage Residential Trust, Series 2024-SFR4, Class A, (1-month USD CME Term SOFR + 1.75%) 6.069% 10/17/2041[3,4,6]	1,650	1,661
Starwood Mortgage Residential Trust, Series 2025-SFR5, Class A, (1-month USD CME Term SOFR + 1.45%) 5.77% 2/17/2042[3,4,6]	600	602
Towd Point Mortgage Trust, Series 2015-4, Class M2, 3.75% 4/25/2055[3,4,6]	11	11
Towd Point Mortgage Trust, Series 2015-5, Class B1, 4.012% 5/25/2055[3,4,6]	990	970
Towd Point Mortgage Trust, Series 2016-2, Class M1, 3.00% 8/25/2055[3,4,6]	317	311
Towd Point Mortgage Trust, Series 2016-3, Class M2, 4.00% 4/25/2056[3,4,6]	2,627	2,603
Towd Point Mortgage Trust, Series 2017-1, Class A2, 3.50% 10/25/2056[3,4,6]	151	149
Towd Point Mortgage Trust, Series 2017-2, Class A4, 3.645% 4/25/2057[3,4,6]	434	426
Towd Point Mortgage Trust, Series 2017-3, Class A1, 2.75% 7/25/2057[3,4,6]	7	7
Towd Point Mortgage Trust, Series 2017-6, Class A1, 2.75% 10/25/2057[3,4,6]	336	328
Towd Point Mortgage Trust, Series 2018-1, Class A1, 3.00% 1/25/2058[3,4,6]	235	231
Towd Point Mortgage Trust, Series 2019-1, Class A1, 3.75% 3/25/2058[3,4,6]	427	412
Towd Point Mortgage Trust, Series 2019-2, Class A1, 3.671% 12/25/2058[3,4,6]	440	426
Towd Point Mortgage Trust, Series 15-2, Class 1B2, 3.76% 11/25/2060[3,4,6]	1,225	1,176
Towd Point Mortgage Trust, Series 2023-1, Class A1, 3.75% 1/25/2063[3,6]	971	931
Towd Point Mortgage Trust, Series 2024-3, Class A1A, 5.129% 7/25/2065[3,4,6]	1,766	1,783
Tricon Residential Trust, Series 2024-SFR2, Class A, 4.75% 6/17/2040[3,6]	1,373	1,366
Tricon Residential Trust, Series 2023-SFR2, Class A, 5.00% 12/17/2040[3,6]	348	350
Tricon Residential Trust, Series 2024-SFR3, Class A, 4.50% 8/17/2041[3,6]	2,246	2,210
Verus Securitization Trust, Series 2023-1, Class A1, 5.85% 12/25/2067 (6.85% on 1/1/2027)[3,5,6]	503	503
Verus Securitization Trust, Series 2023-3, Class A1, 5.93% 3/25/2068 (6.93% on 4/1/2027)[3,5,6]	207	208
Capital Group Short Duration Income ETF — Page 9 of 22

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Collateralized mortgage-backed obligations (privately originated) (continued)	Principal amount (000)	Value (000)
Verus Securitization Trust, Series 2023-4, Class A1, 5.811% 5/25/2068 (6.811% on 5/1/2027)[3,5,6]	USD844	$845
Verus Securitization Trust, Series 2023-5, Class A5, 6.476% 6/25/2068 (7.476% on 6/1/2027)[3,5,6]	589	593
Verus Securitization Trust, Series 2024-2, Class A1, 6.095% 2/25/2069 (7.095% on 2/1/2028)[3,5,6]	1,288	1,300
Verus Securitization Trust, Series 2024-3, Class A1, 6.338% 4/25/2069 (7.338% on 4/1/2028)[3,5,6]	3,888	3,940
Verus Securitization Trust, Series 2024-4, Class A1, 6.218% 6/25/2069 (7.218% on 5/1/2028)[3,5,6]	1,157	1,172
Verus Securitization Trust, Series 24-R1, Class A1, 5.218% 9/25/2069 (6.218% on 10/1/2028)[3,5,6]	1,083	1,082
Verus Securitization Trust, Series 2024-8, Class A1, 5.364% 10/25/2069[3,4,6]	2,413	2,410
Verus Securitization Trust, Series 2024-9, Class A1, 5.438% 11/25/2069[3,4,6]	2,100	2,103
		143,683
Commercial mortgage-backed securities 9.04%
AMSR Trust, Series 2021-SFR3, Class A, 1.476% 10/17/2038[3,6]	2,477	2,356
ARES Commercial Mortgage Trust, Series 24-IND, Class A, (1-month USD CME Term SOFR + 1.69%) 6.011% 7/15/2041[3,4,6]	447	447
Atrium Hotel Portfolio Trust, Series 2024-ATRM, Class A, 5.049% 11/10/2029[3,4,6]	2,337	2,338
Banc of America Commercial Mortgage, Inc., Series 2015-UBS7, Class A4, 3.705% 9/15/2048[6]	260	258
Bank Commercial Mortgage Trust, Series 2017-BNK4, Class A3, 3.362% 5/15/2050[6]	820	800
Bank Commercial Mortgage Trust, Series 2017-BNK4, Class A4, 3.625% 5/15/2050[6]	1,127	1,100
Bank Commercial Mortgage Trust, Series 2023-5YR1, Class A3, 6.26% 4/15/2056[4,6]	133	138
Bank Commercial Mortgage Trust, Series 2024-5YR8, Class A3, 5.884% 8/15/2057[6]	430	448
Bank Commercial Mortgage Trust, Series 2024-5YR11, Class A3, 5.893% 11/15/2057[6]	2,142	2,231
Bank Commercial Mortgage Trust, Series 2024-5YR12, Class A3, 5.902% 12/15/2057[4,6]	350	365
Bank Commercial Mortgage Trust, Series 2024-5YR12, Class AS, 6.122% 12/15/2057[4,6]	166	171
Bank Commercial Mortgage Trust, Series 2019-BN18, Class A4, 3.584% 5/15/2062[6]	414	389
Bank5, Series 2025-5YR14, Class AS, 6.072% 4/15/2058[6]	1,227	1,264
Bank5, Series 2025-5YR14, Class C, 6.463% 4/15/2058[4,6]	1,403	1,403
Barclays Commercial Mortgage Securities, LLC, Series 2018-TALL, Class A, ((1-month USD CME Term SOFR + 0.047%) + 0.872%) 5.238% 3/15/2037[3,4,6]	241	229
Barclays Commercial Mortgage Securities, LLC, Series 2024-5C31, Class AS, 5.852% 12/15/2057[6]	574	587
Benchmark Mortgage Trust, Series 2018-B2, Class A5, 3.882% 2/15/2051[4,6]	305	296
Benchmark Mortgage Trust, Series 2018-B3, Class A5, 4.025% 4/10/2051[6]	410	400
Benchmark Mortgage Trust, Series 2018-B3, Class AS, 4.195% 4/10/2051[4,6]	800	769
Benchmark Mortgage Trust, Series 2018-B7, Class A4, 4.51% 5/15/2053[4,6]	145	143
Benchmark Mortgage Trust, Series 2020-B19, Class A5, 1.85% 9/15/2053[6]	351	300
Benchmark Mortgage Trust, Series 2024-V9, Class A3, 5.602% 8/15/2057[6]	845	869
Benchmark Mortgage Trust, Series 2024-V9, Class AS, 6.064% 8/15/2057[4,6]	50	52
Benchmark Mortgage Trust, Series 2024-V10, Class A3, 5.277% 9/15/2057[6]	53	54
Benchmark Mortgage Trust, Series 2025-V14, Class AM, 6.09% 4/15/2058[6]	1,105	1,143
BLP Commercial Mortgage Trust, Series 2024-IND2, Class A, (1-month USD CME Term SOFR + 1.342%) 5.661% 3/15/2041[3,4,6]	993	992
BMO Mortgage Trust, Series 2023-5C1, Class A3, 6.534% 8/15/2056[4,6]	89	93
BMO Mortgage Trust, Series 2023-C6, Class A5, 5.956% 9/15/2056[4,6]	60	63
BMO Mortgage Trust, Series 2024-5C3, Class AS, 6.286% 2/15/2057[4,6]	561	581
BMO Mortgage Trust, Series 2024-5C5, Class AS, 6.364% 2/15/2057[4,6]	985	1,023
BMO Mortgage Trust, Series 2024-5C6, Class A3, 5.316% 9/15/2057[6]	1,784	1,814
BMO Mortgage Trust, Series 2024-5C8, Class AS, 5.94% 12/15/2057[4,6]	450	464
BMO Mortgage Trust, Series 2025-5C9, Class A3, 5.7785% 04/15/2058[6]	1,380	1,432
BOCA Commercial Mortgage Trust, Series 2024-BOCA, Class A, (1-month USD CME Term SOFR + 1.921%) 6.24% 8/15/2041[3,4,6]	4,000	4,024
BPR Trust, Series 2022-OANA, Class A, (1-month USD CME Term SOFR + 1.898%) 6.217% 4/15/2037[3,4,6]	1,000	1,001
BX Commercial Mortgage Trust, Series 2024-GPA3, Class A, (1-month USD CME Term SOFR + 1.293%) 5.669% 12/15/2039[3,4,6]	2,165	2,163
BX Trust, Series 2024-KING, Class A, (1-month USD CME Term SOFR + 1.541%) 5.86% 5/15/2034[3,4,6]	655	655
BX Trust, Series 2021-VOLT, Class B, (1-month USD CME Term SOFR + 1.064%) 5.384% 9/15/2036[3,4,6]	189	187
Capital Group Short Duration Income ETF — Page 10 of 22

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
BX Trust, Series 2021-ACNT, Class A, (1-month USD CME Term SOFR + 0.964%) 5.284% 11/15/2038[3,4,6]	USD429	$428
BX Trust, Series 2022-AHP, Class A, (1-month USD CME Term SOFR + 0.99%) 5.309% 2/15/2039[3,4,6]	483	478
BX Trust, Series 2024-AIRC, Class A, (1-month USD CME Term SOFR + 1.691%) 6.01% 8/15/2039[3,4,6]	2,204	2,208
BX Trust, Series 2022-PSB, Class A, (1-month USD CME Term SOFR + 2.451%) 6.77% 8/15/2039[3,4,6]	95	95
BX Trust, Series 2022-PSB, Class C, (1-month USD CME Term SOFR + 3.697%) 8.016% 8/15/2039[3,4,6]	140	140
BX Trust, Series 2024-CNYN, Class A, (1-month USD CME Term SOFR + 1.442%) 5.761% 4/15/2029[3,4,6]	1,851	1,857
BX Trust, Series 2024-BIO2, Class A, 5.413% 8/13/2041[3,4,6]	3,803	3,805
BX Trust, Series 2025-BIO3, Class A, 6.138% 2/10/2042[3,6]	3,361	3,447
BXP Trust, Series 2017-GM, Class A, 3.379% 6/13/2039[3,6]	887	854
CALI Mortgage Trust, Series 24-SUN, Class A, (1-month USD CME Term SOFR + 1.89%) 6.21% 7/15/2041[3,4,6]	454	455
CART, Series 2024-DFW1, Class A, (1-month USD CME Term SOFR + 1.642%) 6.942% 8/15/2041[3,4,6]	983	977
Citigroup Commercial Mortgage Trust, Series 2023-PRM3, Class A, 6.360% 7/10/2028[3,4,6]	750	779
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A, 6.015% 10/12/2040[3,4,6]	361	369
Citigroup Commercial Mortgage Trust, Series 2016-GC36, Class A5, 3.616% 2/10/2049[6]	1,000	983
Citigroup Commercial Mortgage Trust, Series 2016-GC37, Class A4, 3.31% 4/10/2049[6]	270	266
Commercial Mortgage Trust, Series 2015-PC1, Class A5, 3.902% 7/10/2050[6]	217	217
CSAIL Commercial Mortgage Trust, Series 2017-CX10, Class A5, 3.458% 11/15/2050[4,6]	1,800	1,718
DC Commercial Mortgage Trust, Series 2023-DC, Class A, 6.314% 9/10/2040[3,6]	2,490	2,554
ELM Trust 2024, Series 2024-ELM, Class A15, 5.801% 6/10/2039[3,4,6]	1,928	1,954
ELM Trust 2024, Series 2024-ELM, Class A10, 5.414% 6/10/2039[3,4,6]	1,752	1,776
Extended Stay America Trust, Series 2021-ESH, Class A, (1-month USD CME Term SOFR + 1.194%) 5.514% 7/15/2038[3,4,6]	433	433
Extended Stay America Trust, Series 2021-ESH, Class B, (1-month USD CME Term SOFR + 1.494%) 5.814% 7/15/2038[3,4,6]	433	433
FIVE Mortgage Trust, Series 2023-V1, Class A3, 5.668% 2/10/2056[6]	1,216	1,241
FS Commercial Trust, Series 2023-4SZN, Class A, 7.066% 11/10/2039[3,6]	808	831
FS Trust, Series 2024-HULA, Class A, (1-month USD CME Term SOFR + 1.811%) 6.13% 8/15/2039[3,4,6]	4,000	4,014
Great Wolf Trust, Series 2024-WLF2, Class A, (1-month USD CME Term SOFR + 1.691%) 6.01% 5/15/2041[3,4,6]	1,356	1,358
GS Mortgage Securities Trust, Series 2014-GC24, Class A5, 3.931% 9/10/2047[6]	28	28
Hawaii Hotel Trust, Series 2025-MAUI, Class A, (1-month USD CME Term SOFR + 1.393%) 5.713% 3/15/2042[3,4,6]	2,419	2,414
Hawaii Hotel Trust, Series 2025-MAUI, Class D, (1-month USD CME Term SOFR + 2.591%) 6.911% 3/15/2042[3,4,6]	1,358	1,355
HTL Commercial Mortgage Trust, Series 2024-T53, Class A, 5.876% 5/10/2039[3,4,6]	591	595
Hudson Yards Mortgage Trust, Series 2025-SPRL, Class A, 5.467% 1/13/2040[3,4,6]	3,625	3,693
INTOWN Mortgage Trust, Series 2025-STAY, Class A, (1-month USD CME Term SOFR + 1.35%) 5.65% 3/15/2042[3,4,6]	2,995	2,984
LV Trust, Series 2024-SHOW, Class A, 5.274% 10/10/2041[3,4,6]	2,549	2,553
Manhattan West Mortgage Trust, Series 2020-1MW, Class A, 2.13% 9/10/2039[3,6]	857	799
Morgan Stanley BAML Trust, Series 2025-5C1, Class AS, 6.011% 3/15/2030[6]	1,807	1,858
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class AS, 3.561% 4/15/2048[6]	500	488
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C24, Class AS, 4.036% 5/15/2048[4,6]	500	489
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C25, Class A-4, 3.372% 10/15/2048[6]	248	246
Morgan Stanley Capital I Trust, Series 2015-UBS8, Class AS, 4.114% 12/15/2048[6]	550	536
Multifamily Connecticut Avenue Securities, Series 2023-01, Class M7, (30-day Average USD-SOFR + 4.00%) 8.34% 11/25/2053[3,4,6]	205	214
Multifamily Connecticut Avenue Securities, Series 2024-01, Class M7, (30-day Average USD-SOFR + 2.75%) 7.09% 7/25/2054[3,4,6]	542	548
SDR Commercial Mortgage Trust, Series 2024-DSNY, Class A, (1-month USD CME Term SOFR + 1.392%) 5.711% 5/15/2039[3,4,6]	708	705
SDR Commercial Mortgage Trust, Series 2024-DSNY, Class B, (1-month USD CME Term SOFR + 1.741%) 6.06% 5/15/2039[3,4,6]	486	486
SFO Commerical Mortgage Trust, Series 2021-555, Class A, (1-month USD CME Term SOFR + 1.264%) 5.58% 5/15/2038 (1-month USD CME Term SOFR + 1.514% on 5/15/2026)[3,5,6]	1,000	986
SFO Commerical Mortgage Trust, Series 2021-555, Class B, (1-month USD CME Term SOFR + 1.614%) 5.934% 5/15/2038[3,4,6]	362	351
Capital Group Short Duration Income ETF — Page 11 of 22

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
SG Commercial Mortgage Securities Trust, Series 2016-C5, Class A3, 2.779% 10/10/2048[6]	USD749	$731
StorageMart Commercial Mortgage Trust, Series 2022-MINI, Class A, (1-month USD CME Term SOFR + 1.00%) 5.319% 1/15/2039[3,4,6]	500	497
SWCH Commercial Mortgage Trust, Series 2025-DATA, Class A, (1-month USD CME Term SOFR + 1.443%) 5.762% 3/15/2042[3,4,6]	4,783	4,738
Wells Fargo Commercial Mortgage Trust, Series 2015-C28, Class AS, 3.872% 5/15/2048[4,6]	500	498
Wells Fargo Commercial Mortgage Trust, Series 2015-C29, Class AS, 4.013% 6/15/2048[4,6]	500	498
Wells Fargo Commercial Mortgage Trust, Series 2024-5C1, Class AS, 6.52% 7/15/2057[6]	40	42
Wells Fargo Commercial Mortgage Trust, Series 2024-5C2, Class A3, 5.92% 11/15/2057[6]	225	234
Wells Fargo Commercial Mortgage Trust, Series 2024-5C2, Class AS, 6.146% 11/15/2057[4,6]	358	371
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS-2, Class A-5, 3.767% 7/15/2058[4,6]	1,565	1,556
Wells Fargo Commercial Mortgage Trust, Series 2016-C33, Class A4, 3.426% 3/15/2059[6]	541	533
WMRK Commercial Mortgage Trust, Series 2022-WMRK, Class A, (1-month USD CME Term SOFR + 2.789%) 7.108% 11/15/2027[3,4,6]	206	206
WSTN Trust, Series 2023-MAUI, Class B, 7.263% 7/5/2037[3,4,6]	173	177
WSTN Trust, Series 2023-MAUI, Class C, 7.958% 8/5/2027[3,4,6]	100	102
		98,223
Federal agency mortgage-backed obligations 8.70%
Fannie Mae Pool #MA5477 6.00% 9/1/2039[6]	229	235
Fannie Mae Pool #DA1075 6.00% 11/1/2053[6]	29	29
Fannie Mae Pool #CB7612 6.00% 12/1/2053[6]	65	66
Fannie Mae Pool #DA7801 5.50% 1/1/2054[6]	921	921
Fannie Mae Pool #MA5246 5.50% 1/1/2054[6]	37	37
Fannie Mae Pool #DA5980 6.00% 1/1/2054[6]	966	983
Fannie Mae Pool #DA5779 6.00% 1/1/2054[6]	115	119
Fannie Mae Pool #DA9467 6.00% 2/1/2054[6]	58	59
Fannie Mae Pool #MA5296 5.50% 3/1/2054[6]	3,917	3,915
Fannie Mae Pool #DA9742 6.00% 3/1/2054[6]	181	184
Fannie Mae Pool #DA6019 5.50% 4/1/2054[6]	903	902
Fannie Mae Pool #DB2745 5.50% 4/1/2054[6]	492	493
Fannie Mae Pool #BY7524 5.50% 4/1/2054[6]	38	38
Fannie Mae Pool #DB2626 5.50% 4/1/2054[6]	31	31
Fannie Mae Pool #MA5328 6.00% 4/1/2054[6]	806	819
Fannie Mae Pool #DB1087 6.00% 5/1/2054[6]	923	939
Fannie Mae Pool #MA5445 6.00% 8/1/2054[6]	4,486	4,559
Fannie Mae Pool #MA5615 6.00% 2/1/2055[6]	2,971	3,019
Fannie Mae Pool #MA5647 6.00% 3/1/2055[6]	951	966
Freddie Mac Pool #SD3513 6.00% 8/1/2053[6]	32	32
Freddie Mac Pool #QH6125 6.00% 12/1/2053[6]	34	34
Freddie Mac Pool #QH9078 5.50% 1/1/2054[6]	495	495
Freddie Mac Pool #RJ1372 6.00% 1/1/2054[6]	1,619	1,647
Freddie Mac Pool #RJ0854 6.50% 1/1/2054[6]	124	128
Freddie Mac Pool #QH9775 5.50% 2/1/2054[6]	499	498
Freddie Mac Pool #SD8431 5.50% 5/1/2054[6]	492	492
Freddie Mac Pool #SD8432 6.00% 5/1/2054[6]	4,720	4,801
Freddie Mac Pool #QI6042 6.00% 5/1/2054[6]	737	751
Freddie Mac Pool #QI8145 6.00% 6/1/2054[6]	946	965
Freddie Mac Pool #SD8439 6.00% 6/1/2054[6]	12	13
Freddie Mac Pool #RJ1725 6.50% 6/1/2054[6]	204	213
Freddie Mac Pool #RJ2526 6.00% 7/1/2054[6]	565	575
Freddie Mac Pool #RJ1986 6.50% 7/1/2054[6]	2,262	2,339
Freddie Mac Pool #SD5986 6.50% 7/1/2054[6]	742	773
Freddie Mac Pool #SD8454 6.00% 8/1/2054[6]	3,301	3,355
Capital Group Short Duration Income ETF — Page 12 of 22

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #SD8462 5.50% 9/1/2054[6]	USD12,454	$12,446
Freddie Mac Pool #QJ3945 6.00% 9/1/2054[6]	37	38
Freddie Mac Pool #QJ5733 6.00% 10/1/2054[6]	158	161
Freddie Mac Pool #SD8507 6.00% 2/1/2055[6]	532	540
Uniform Mortgage-Backed Security 5.50% 4/1/2040[6,7]	492	500
Uniform Mortgage-Backed Security 6.00% 4/1/2040[6,7]	3,127	3,213
Uniform Mortgage-Backed Security 6.00% 4/1/2055[6,7]	39,303	39,924
Uniform Mortgage-Backed Security 6.50% 4/1/2055[6,7]	2,177	2,245
		94,492
Total mortgage-backed obligations		336,398
Asset-backed obligations 26.15%
ACHV ABS Trust, Series 2024-2PL, Class A, 5.07% 10/27/2031[3,6]	1,179	1,181
ACHV ABS Trust, Series 2025-1PL, Class B, 5.04% 4/26/2032[3,6]	4,745	4,738
ACHV ABS Trust, Series 2025-1PL, Class C, 5.31% 4/26/2032[3,6]	5,000	4,992
Affirm, Inc., Series 2023-B, Class A, 6.82% 9/15/2028[3,6]	457	461
Affirm, Inc., Series 2024, Class 1A, 5.61% 2/15/2029[3,6]	3,000	3,020
Affirm, Inc., Series 2024-A, Class A, 5.61% 2/15/2029[3,6]	1,046	1,053
Affirm, Inc., Series 2024-X1, Class A, 6.27% 5/15/2029[3,6]	307	308
Affirm, Inc., Series 2024-X2, Class A, 5.22% 12/17/2029[3,6]	934	934
AGL CLO, Ltd., Series 2023-24, Class A1, (3-month USD CME Term SOFR + 2.00%) 6.30% 7/25/2036[3,4,6]	464	464
Allegro CLO, Ltd., Series 2019-1, Class ARR, (3-month USD CME Term SOFR + 1.13%) 5.423% 4/20/2032[3,4,6]	1,502	1,498
American Credit Acceptance Receivables Trust, Series 2024-1, Class B, 5.60% 11/12/2027[3,6]	219	219
American Credit Acceptance Receivables Trust, Series 2024-3, Class A, 5.76% 11/12/2027[3,6]	313	314
American Credit Acceptance Receivables Trust, Series 2024-2, Class B, 6.10% 12/13/2027[3,6]	923	929
American Credit Acceptance Receivables Trust, Series 2024-3, Class B, 5.66% 8/14/2028[3,6]	2,092	2,107
American Credit Acceptance Receivables Trust, Series 2024-4, Class B, 4.80% 11/13/2028[3,6]	250	250
American Credit Acceptance Receivables Trust, Series 2024-1, Class C, 5.63% 1/14/2030[3,6]	920	925
American Credit Acceptance Receivables Trust, Series 2024-2, Class D, 6.53% 4/12/2030[3,6]	1,820	1,872
American Credit Acceptance Receivables Trust, Series 2024-4, Class C, 4.91% 8/12/2031[3,6]	187	187
American Credit Acceptance Receivables Trust, Series 2024-4, Class D, 5.34% 8/12/2031[3,6]	1,431	1,435
American Money Management Corp., CLO, Series 2016-18, Class AR, (3-month USD CME Term SOFR + 1.362%) 5.68% 5/26/2031[3,4,6]	39	39
Apidos CLO, Ltd., Series 2019-32A, Class A1R, (3-month USD CME Term SOFR + 1.10%) 5.39% 1/20/2033[3,4,6]	1,172	1,172
Apollo Aviation Securitization Equity Trust, Series 25-1A, Class A, 5.943% 2/16/2050[3,6]	1,577	1,594
Auxilior Term Funding, LLC, Series 24-1, Class A2, 5.84% 3/15/2027[3,6]	1,552	1,563
Avant Credit Card Master Trust, Series 2024-2A, Class A, 5.38% 5/15/2029[3,6]	5,000	4,990
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2, Class A, 2.02% 2/20/2027[3,6]	350	344
Avis Budget Rental Car Funding (AESOP), LLC, Series 2022-5, Class A, 6.12% 4/20/2027[3,6]	118	119
Avis Budget Rental Car Funding (AESOP), LLC, Series 2022-5, Class C, 6.24% 4/20/2027[3,6]	500	502
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-2, Class B, 6.03% 10/20/2027[3,6]	290	294
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-2, Class C, 6.18% 10/20/2027[3,6]	1,000	1,006
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-5, Class A, 5.78% 4/20/2028[3,6]	259	265
Avis Budget Rental Car Funding (AESOP), LLC, Series 2024-1, Class A, 5.36% 6/20/2030[3,6]	700	716
Ballyrock, Ltd., CLO, Series 2019-2A, Class A1R, (3-month USD CME Term SOFR + 1.40%) 5.722% 2/20/2036[3,4,6]	1,250	1,250
Bankers Healthcare Group Securitization Trust, Series 2021-A, Class A, 1.42% 11/17/2033[3,6]	272	266
Battalion CLO, Ltd., Series 2018-12A, Class ARR, (3-month USD CME Term SOFR + 0.93%) 5.253% 5/17/2031[3,4,6]	1,967	1,963
Birch Grove CLO, Ltd., Series 2023-6, Class A1, (3-month USD CME Term SOFR + 2.20%) 6.493% 7/20/2035[3,4,6]	494	495
Blue Owl Asset Leasing Trust, Series 2024-1A, Class B, 5.41% 3/15/2030[3,6]	190	191
Blue Owl Asset Leasing Trust, Series 2024-1A, Class C, 6.38% 1/15/2031[3,6]	139	142
Brex Commercial Charge Card Master Trust, Series 2024-1, Class A1, 6.05% 7/15/2027[3,6]	806	815
Bridgecrest Lending Auto Securitization Trust, Series 2024-1, Class A3, 5.53% 1/18/2028[6]	474	475
Capital Group Short Duration Income ETF — Page 13 of 22

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Bridgecrest Lending Auto Securitization Trust, Series 2024-2, Class A3, 5.84% 6/15/2028[6]	USD2,000	$2,013
Bridgecrest Lending Auto Securitization Trust, Series 2024-1, Class B, 5.43% 8/15/2028[6]	251	253
Bridgecrest Lending Auto Securitization Trust, Series 2024-1, Class C, 5.65% 4/16/2029[6]	370	374
Bridgecrest Lending Auto Securitization Trust, Series 2024-2, Class B, 5.94% 2/15/2030[6]	2,000	2,031
Bridgecrest Lending Auto Securitization Trust, Series 2024-3, Class D, 5.83% 5/15/2030[6]	1,441	1,463
Bridgecrest Lending Auto Securitization Trust, Series 2024-4, Class B, 4.77% 8/15/2030[6]	787	789
Capteris Equipment Finance, Series 2024-1, Class A2, 5.58% 7/20/2032[3,6]	2,860	2,888
Carvana Auto Receivables Trust, Series 2023-N3, Class A, 6.41% 9/10/2027[3,6]	121	122
Carvana Auto Receivables Trust, Series 2023-P3, Class A3, 5.82% 8/10/2028[3,6]	206	208
Castlelake Aircraft Securitization Trust, Series 2025-1A, Class A, 5.783% 2/15/2050[3,6]	2,356	2,374
CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 7/15/2060[3,6]	1,349	1,332
CF Hippolyta, LLC, Series 2021-1, Class A1, 1.53% 3/15/2061[3,6]	1,079	1,032
CFG Investments, Ltd., Series 2025-1, Class A, 6.47% 3/25/2036[3,6]	1,489	1,495
Chesapeake Funding II, LLC, Series 2023-2, Class A1, 6.16% 10/15/2035[3,6]	312	316
Citizens Auto Receivables Trust, Series 2023-2, Class A3, 5.83% 2/15/2028[3,6]	572	578
Citizens Auto Receivables Trust, Series 2023-2, Class A4, 5.74% 10/15/2030[3,6]	680	693
CLI Funding VI, LLC, Series 2020-2A, Class A, 2.03% 9/15/2045[3,6]	327	304
CLI Funding VIII, LLC, Series 2022-1, Class A, 2.72% 1/18/2047[3,6]	1,578	1,438
ClickLease Equipment Receivables 2024-1 Trust, Series 2024-1, Class A, 6.86% 2/15/2030[3,6]	89	89
Commercial Equipment Finance, Series 2024-1, Class A, 5.97% 7/16/2029[3,6]	682	689
CPS Auto Receivables Trust, Series 2023-A, Class B, 5.47% 11/16/2026[3,6]	36	36
CPS Auto Receivables Trust, Series 2023-C, Class B, 5.98% 6/15/2027[3,6]	899	901
CPS Auto Receivables Trust, Series 2024-A, Class B, 5.65% 5/15/2028[3,6]	139	140
CPS Auto Receivables Trust, Series 2023-A, Class C, 5.54% 4/16/2029[3,6]	933	935
CPS Auto Receivables Trust, Series 2023-C, Class C, 6.27% 10/15/2029[3,6]	465	471
CPS Auto Receivables Trust, Series 2024-A, Class C, 5.74% 4/15/2030[3,6]	118	119
CPS Auto Receivables Trust, Series 2024-A, Class D, 6.13% 4/15/2030[3,6]	100	102
CPS Auto Trust, Series 2024-B, Class B, 6.04% 10/16/2028[3,6]	2,000	2,023
CPS Auto Trust, Series 2024-B, Class C, 6.28% 7/15/2030[3,6]	2,000	2,045
Crockett Partners Equipment Co. II, LLC, Series 2024-1C, Class A, 6.05% 1/20/2031[3,6]	2,309	2,343
Crossroads Asset Trust, Series 2024-A, Class A2, 5.90% 8/20/2030[3,6]	955	967
Daimler Trucks Retail Trust, Series 2024-1, Class A4, 5.56% 7/15/2031[6]	1,452	1,481
Dell Equipment Finance Trust, Series 2024-2, Class B, 4.82% 8/22/2030[3,6]	1,992	2,001
DLLAD, LLC, Series 2024-1, Class A2, 5.50% 8/20/2027[3,6]	871	876
DLLAD, LLC, Series 2024-1, Class A3, 5.30% 7/20/2029[3,6]	491	499
Drive Auto Receivables Trust, Series 2024-1, Class A3, 5.35% 2/15/2028[6]	751	752
Drive Auto Receivables Trust, Series 2024-1, Class B, 5.31% 1/16/2029[6]	407	409
Drive Auto Receivables Trust, Series 2024-2, Class B, 4.52% 7/16/2029[6]	1,114	1,113
Drive Auto Receivables Trust, Series 2024-1, Class C, 5.43% 11/17/2031[6]	723	734
Drive Auto Receivables Trust, Series 2024-2, Class C, 4.67% 5/17/2032[6]	1,090	1,088
DriveTime Auto Owner Trust, Series 2021-1A, Class D, 1.16% 11/16/2026[3,6]	328	326
DriveTime Auto Owner Trust, Series 2023-1, Class C, 5.55% 10/16/2028[3,6]	1,063	1,067
Dryden Senior Loan Fund, CLO, Series 2015-37, Class AR, (3-month USD CME Term SOFR + 1.362%) 5.664% 1/15/2031[3,4,6]	143	143
Enterprise Fleet Financing, LLC, Series 2024-1, Class A3, 5.16% 9/20/2030[3,6]	380	386
EquipmentShare, Series 2024-2M, Class A, 5.70% 12/20/2032[3,6]	2,369	2,390
Evergreen Credit Card Trust, Series 2025-CRT5, Class B, 5.24% 5/15/2029[3,6]	574	580
Evergreen Credit Card Trust, Series 2025-CRT5, Class C, 5.53% 5/15/2029[3,6]	230	232
Exeter Automobile Receivables Trust, Series 2024-1, Class A3, 5.31% 8/16/2027[6]	150	150
Exeter Automobile Receivables Trust, Series 2022-6, Class B, 6.03% 8/16/2027[6]	8	8
Exeter Automobile Receivables Trust, Series 2023-3A, Class B, 6.11% 9/15/2027[6]	142	142
Exeter Automobile Receivables Trust, Series 2023-4A, Class B, 6.31% 10/15/2027[6]	522	524
Exeter Automobile Receivables Trust, Series 2023-1A, Class C, 5.82% 2/15/2028[6]	807	810
Exeter Automobile Receivables Trust, Series 2022-6, Class C, 6.32% 5/15/2028[6]	193	194
Exeter Automobile Receivables Trust, Series 2024-1, Class B, 5.29% 8/15/2028[6]	514	516
Capital Group Short Duration Income ETF — Page 14 of 22

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Exeter Automobile Receivables Trust, Series 2023-4A, Class C, 6.51% 8/15/2028[6]	USD797	$809
Exeter Automobile Receivables Trust, Series 2023-1A, Class D, 6.69% 6/15/2029[6]	240	245
Exeter Automobile Receivables Trust, Series 2024-1, Class C, 5.41% 5/15/2030[6]	355	358
Exeter Automobile Receivables Trust, Series 2024-1, Class D, 5.84% 6/17/2030[6]	574	578
Exeter Automobile Receivables Trust, Series 2024-4A, Class B, 5.29% 8/15/2030[6]	1,210	1,217
Exeter Automobile Receivables Trust, Series 2024-4A, Class C, 5.48% 8/15/2030[6]	423	428
First National Master Note Trust, Series 2023-1, Class A, 5.13% 4/15/2029[6]	592	596
First National Master Note Trust, Series 2023-2, Class A, 5.77% 9/17/2029[6]	668	681
First National Master Note Trust, Series 2024-1, Class A, 5.34% 5/15/2030[6]	2,110	2,149
FirstKey Homes Trust, Series 2022-SFR2, Class A, 4.145% 5/17/2039[3,6]	494	488
Flagship Credit Auto Trust, Series 2023-3, Class A3, 5.44% 4/17/2028[3,6]	141	142
Flagship Credit Auto Trust, Series 2023-3, Class B, 5.64% 7/16/2029[3,6]	399	403
Ford Credit Auto Lease Trust, Series 2024-A, Class A3, 5.06% 5/15/2027[6]	806	809
Ford Credit Auto Lease Trust, Series 2024-A, Class A4, 5.05% 6/15/2027[6]	175	176
Fortress Credit BSL, Ltd., Series 2019-2A, Class A1AR, (3-month USD CME Term SOFR + 1.05%) 5.343% 10/20/2032[3,4,6]	1,422	1,422
Global SC Finance VII SRL, Series 2020-2A, Class A, 2.26% 11/19/2040[3,6]	343	323
Global SC Finance VII SRL, Series 2021-2A, Class A, 1.95% 8/17/2041[3,6]	794	735
GLS Auto Receivables Trust, Series 2023-3, Class B, 5.89% 1/18/2028[3,6]	1,000	1,006
GLS Auto Receivables Trust, Series 2024-2, Class B, 5.77% 11/15/2028[3,6]	537	544
GLS Auto Receivables Trust, Series 2023-3, Class C, 6.01% 5/15/2029[3,6]	151	153
GLS Auto Receivables Trust, Series 2025-1A, Class B, 4.98% 7/16/2029[3,6]	1,083	1,091
GLS Auto Receivables Trust, Series 2024-1, Class C, 5.64% 12/17/2029[3,6]	1,303	1,323
GLS Auto Receivables Trust, Series 2024-1, Class D, 5.95% 12/17/2029[3,6]	837	854
GLS Auto Receivables Trust, Series 2024-2, Class C, 6.03% 2/15/2030[3,6]	746	762
GLS Auto Receivables Trust, Series 2025-1A, Class C, 5.07% 11/15/2030[3,6]	3,000	3,027
GLS Auto Receivables Trust, Series 2025-1A, Class D, 5.61% 11/15/2030[3,6]	3,000	3,044
GLS Auto Select Receivables Trust, Series 2025-1A, Class C, 5.26% 3/15/2031[3,6]	220	222
GM Financial Revolving Receivables Trust, Series 2023-2, Class A, 5.77% 8/11/2036[3,6]	773	808
GM Financial Revolving Receivables Trust, Series 2024-2, Class A, 4.52% 3/11/2037[3,6]	1,888	1,890
GM Financial Securitized Term Auto Receivables Trust, Series 2024-1, Class A3, 4.85% 12/18/2028[6]	441	444
GM Financial Securitized Term Auto Receivables Trust, Series 2024-1, Class A4, 4.86% 6/18/2029[6]	624	632
Golub Capital Partners Static, Ltd., CLO, Series 2024-1, Class A2, (3-month USD CME Term SOFR + 1.55%) 5.843% 4/20/2033[3,4,6]	1,496	1,497
GreatAmerica Leasing Receivables, Series 2025-1, Class A3, 4.49% 4/16/2029[3,6]	1,805	1,808
GT Loan Financing, Ltd., Series 2013-1, Class AR, (3-month USD CME Term SOFR + 1.362%) 5.661% 7/28/2031[3,4,6]	105	105
Hertz Vehicle Financing III, LLC, Series 2023-1, Class A, 5.49% 6/25/2027[3,6]	1,113	1,121
Hertz Vehicle Financing III, LLC, Series 2023-1, Class 1D, 9.13% 6/25/2027[3,6]	250	254
Hertz Vehicle Financing III, LLC, Series 2022-2, Class D, 5.16% 6/26/2028[3,6]	250	239
Hertz Vehicle Financing, LLC, Series 2023-1A, Class B, 6.22% 6/25/2027[3,6]	2,920	2,945
Hertz Vehicle Financing, LLC, Series 2021-2A, Class A, 1.68% 12/27/2027[3,6]	502	480
Hertz Vehicle Financing, LLC, Series 2023-3A, Class A, 5.94% 2/25/2028[3,6]	281	286
Hertz Vehicle Financing, LLC, Series 2024-1A, Class A, 5.44% 1/25/2029[3,6]	1,449	1,470
Hertz Vehicle Financing, LLC, Series 2024-1A, Class D, 9.22% 1/25/2029[3,6]	349	355
Hertz Vehicle Financing, LLC, Series 2025-1A, Class A, 4.91% 9/25/2029[3,6]	1,616	1,617
Hertz Vehicle Financing, LLC, Series 2025-1A, Class B, 5.45% 9/25/2029[3,6]	3,709	3,735
Hyundai Auto Lease Securitization Trust, Series 2024-A, Class A3, 5.02% 3/15/2027[3,6]	960	964
Hyundai Auto Lease Securitization Trust, Series 2024-A, Class A4, 5.07% 2/15/2028[3,6]	267	269
Jamestown CLO, Ltd., Series 2019-1, Class A1R, (3-month USD CME Term SOFR + 1.20%) 5.493% 4/20/2032[3,4,6]	1,439	1,439
Jamestown CLO, Ltd., Series 2019-1, Class A2AR, (3-month USD CME Term SOFR + 1.65%) 5.943% 4/20/2032[3,4,6]	1,000	1,000
Jamestown CLO, Ltd., Series 2019-1, Class A2BR, (3-month USD CME Term SOFR + 1.85%) 6.143% 4/20/2032[3,4,6]	957	957
Capital Group Short Duration Income ETF — Page 15 of 22

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
John Deere Owner Trust, Series 2024-A, Class A3, 4.96% 11/15/2028[6]	USD923	$933
Juniper Valley Park CLO, Ltd., Series 2023-1, Class AR, (3-month USD CME Term SOFR + 1.25%) 5.543% 7/20/2036[3,4,6]	797	797
LAD Auto Receivables Trust, Series 2023-1, Class C, 6.18% 12/15/2027[3,6]	273	276
LAD Auto Receivables Trust, Series 2024-1, Class A3, 5.23% 1/18/2028[3,6]	353	354
LAD Auto Receivables Trust, Series 2023-3, Class A4, 5.95% 3/15/2028[3,6]	318	322
LAD Auto Receivables Trust, Series 2023-3, Class B, 6.09% 6/15/2028[3,6]	721	734
LAD Auto Receivables Trust, Series 2023-3, Class C, 6.43% 12/15/2028[3,6]	608	623
LAD Auto Receivables Trust, Series 2024-1, Class B, 5.33% 2/15/2029[3,6]	367	371
LAD Auto Receivables Trust, Series 2024-1, Class C, 5.64% 6/15/2029[3,6]	444	450
LAD Auto Receivables Trust, Series 2024-2, Class A4, 5.46% 7/16/2029[3,6]	507	516
LAD Auto Receivables Trust, Series 2024-3A, Class B, 4.74% 1/15/2030[3,6]	410	409
LAD Auto Receivables Trust, Series 2024-3A, Class C, 4.93% 3/15/2030[3,6]	148	147
LAD Auto Receivables Trust, Series 2024-2, Class D, 6.37% 10/15/2031[3,6]	175	180
LCM, LP, Series 2027, Class A1, (3-month USD CME Term SOFR + 1.342%) 5.649% 7/16/2031[3,4,6]	295	295
M&T Equipment Notes, Series 2024-1, Class A3, 4.76% 8/18/2031[3,6]	2,289	2,300
Madison Park Funding, Ltd., CLO, Series 2021-50A, Class A, (3-month USD CME Term SOFR + 1.402%) 5.695% 4/19/2034[3,4,6]	300	300
Magnetite CLO, Ltd., Series 2019-22, Class ARR, (3-month USD CME Term SOFR + 1.25%) 5.552% 7/15/2036[3,4,6]	693	692
Marble Point CLO, Ltd., Series 2019-1A, Class A1R2, (3-month USD CME Term SOFR + 1.04%) 5.33% 7/23/2032[3,4,6]	1,002	1,000
Mercedes-Benz Auto Lease Trust, Series 2024-A, Class A3, 5.32% 1/18/2028[6]	2,385	2,415
Mercedes-Benz Auto Receivables Trust, Series 2024-1, Class A3, 4.80% 4/16/2029[6]	1,500	1,508
Mercedes-Benz Auto Receivables Trust, Series 2024-1, Class A4, 4.79% 7/15/2031[6]	857	861
Merchants Fleet Funding, LLC, Series 2024-1, Class A, 5.82% 4/20/2037[3,6]	2,326	2,344
Mercury Financial Credit Card Master Trust, Series 2024-2A, Class A, 6.56% 7/20/2029[3,6]	1,638	1,662
Mission Lane Credit Card Master Trust, Series 2024-A, Class A1, 6.20% 8/15/2029[3,6]	1,212	1,223
Nelnet Student Loan Trust, Series 2025-AA, Class A1A, 5.07% 3/15/2057[3,6]	4,000	4,030
NMEF Funding, LLC, Series 2024-A, Class A2, 5.15% 12/15/2031[3,6]	2,472	2,479
NMEF Funding, LLC, Series 2025-A, Class A2, 4.72% 4/15/2032[3,6]	2,253	2,253
NMEF Funding, LLC, Series 2025-A, Class B, 5.18% 4/25/2032[3,6]	1,958	1,971
OnDeck Asset Securitization Trust, LLC, Series 2024-1, Class A, 6.27% 6/17/2031[3,6]	1,020	1,030
OnDeck Asset Securitization Trust, LLC, Series 2024-2A, Class A, 4.98% 10/17/2031[3,6]	1,001	997
OnDeck Asset Securitization Trust, LLC, Series 2025-1A, Class A, 5.08% 4/19/2032[3,6]	992	995
OnDeck Asset Securitization Trust, LLC, Series 2025-1A, Class B, 5.52% 4/19/2032[3,6]	1,015	1,019
Palmer Square Loan Funding, CLO, Series 2021-3, Class A1, (3-month USD CME Term SOFR + 1.062%) 5.355% 7/20/2029[3,4,6]	55	55
Palmer Square Loan Funding, Ltd., Series 2022-4A, Class A1RN, (3-month USD CME Term SOFR + 1.00%) 5.297% 7/24/2031[3,4,6]	352	351
Palmer Square Loan Funding, Ltd., Series 2022-4A, Class A2R, (3-month USD CME Term SOFR + 1.30%) 5.597% 7/24/2031[3,4,6]	889	889
PEAC Solutions Receivables, LLC, Series 2024-2A, Class A2, 4.74% 4/20/2027[3,6]	824	824
PEAC Solutions Receivables, LLC, Series 2024-1A, Class A2, 5.79% 6/21/2027[3,6]	2,507	2,528
PEAC Solutions Receivables, LLC, Series 2025-1A, Class A2, 4.94% 10/20/2028[3,6]	1,326	1,331
PEAC Solutions Receivables, LLC, Series 2024-2A, Class A3, 4.65% 10/20/2031[3,6]	293	293
PEAC Solutions Receivables, LLC, Series 2024-2A, Class B, 4.83% 10/20/2031[3,6]	764	765
PFS Financing Corp., Series 2023-A, Class A, 5.80% 3/15/2028[3,6]	2,000	2,024
PFS Financing Corp., Series 2024-F, Class A, 4.75% 8/15/2029[3,6]	2,969	2,991
Pg&E Recovery Funding, LLC, Series 2024-A, Class A1, 4.838% 6/1/2035[6]	1,920	1,929
PK ALIFT Loan Funding 3, LP, Series 2024-1, Class A1, 5.842% 9/15/2039[3,6]	668	675
PK ALIFT Loan Funding 4 LP, Series 2024-2, Class A, 5.052% 10/15/2039[3,6]	1,464	1,446
Porsche Innovative Lease Owner Trust, Series 2024-1, Class A3, 4.67% 11/22/2027[3,6]	1,833	1,840
Post Road Equipment Finance, Series 2025-1A, Class A2, 4.90% 5/15/2031[3,6]	894	897
Post Road Equipment Finance, Series 2025-1A, Class B, 5.04% 5/15/2031[3,6]	1,450	1,464
Post Road Equipment Finance, Series 2025-1A, Class C, 5.13% 5/15/2031[3,6]	3,450	3,480
Capital Group Short Duration Income ETF — Page 16 of 22

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Prestige Auto Receivables Trust, Series 2024-1, Class B, 5.71% 5/15/2028[3,6]	USD353	$355
Prestige Auto Receivables Trust, Series 2024-1, Class D, 6.21% 2/15/2030[3,6]	422	431
Reach Financial, LLC, Series 2024-2, Class A, 5.88% 7/15/2031[3,6]	936	940
Regatta XIV Funding, Ltd., CLO, Series 2018-3A, Class AR, (3-month USD CME Term SOFR + 1.10%) 5.40% 10/25/2031[3,4,6]	1,028	1,028
Santander Drive Auto Receivables Trust, Series 2022-7, Class A3, 5.75% 4/15/2027[6]	1	1
Santander Drive Auto Receivables Trust, Series 2022-7, Class B, 5.95% 1/17/2028[6]	33	33
Santander Drive Auto Receivables Trust, Series 2024-1, Class A3, 5.25% 4/17/2028[6]	105	105
Santander Drive Auto Receivables Trust, Series 2023-6, Class A3, 5.93% 7/17/2028[6]	351	353
Santander Drive Auto Receivables Trust, Series 2024-1, Class B, 5.23% 12/15/2028[6]	558	561
Santander Drive Auto Receivables Trust, Series 2024-2, Class B, 5.78% 7/16/2029[6]	1,517	1,545
Santander Drive Auto Receivables Trust, Series 2024-4, Class B, 4.93% 9/17/2029[6]	900	907
Santander Drive Auto Receivables Trust, Series 2024-1, Class C, 5.45% 3/15/2030[6]	124	125
SBNA Auto Lease Trust, Series 2024-C, Class A3, 4.56% 2/22/2028[3,6]	878	878
SCF Equipment Trust, LLC, Series 2025-1A, Class A3, 5.11% 11/21/2033[3,6]	3,567	3,612
Securitized Term Auto Receivables Trust, Series 2025-A, Class B, 5.038% 7/25/2031[3,6]	372	374
Securitized Term Auto Receivables Trust, Series 2025-A, Class C, 5.185% 7/25/2031[3,6]	1,189	1,196
SFS Auto Receivables Securitization Trust, Series 2024-3A, Class B, 4.76% 11/20/2031[3,6]	1,846	1,848
SLAM, LLC, Series 2024-1A, Class A, 5.335% 9/15/2049[3,6]	1,019	1,012
SMB Private Education Loan Trust, Series 2023-C, Class A1B, (30-day Average USD-SOFR + 1.55%) 5.899% 11/15/2052[3,4,6]	212	215
Sound Point CLO, Ltd., Series 2013-3R, Class A, (3-month USD CME Term SOFR + 1.412%) 5.705% 4/18/2031[3,4,6]	175	176
Space Coast Credit Union, Series 2024-1, Class A3, 5.11% 6/15/2029[3,6]	1,058	1,068
Steele Creek CLO, Ltd., Series 2019-1A, Class ARR, (3-month USD CME Term SOFR + 1.04%) 5.339% 4/15/2032[3,4,6]	3,000	2,995
Steele Creek CLO, Ltd., Series 2019-2A, Class ARR, (3-month USD CME Term SOFR + 1.00%) 5.318% 7/15/2032[3,4,6]	2,463	2,461
Subway Funding, LLC, Series 2024-3, Class A2I, 5.246% 7/30/2054[3,6]	2,179	2,151
Sycamore Tree CLO, Ltd., Series 2024-5, Class A1, (3-month USD CME Term SOFR + 1.42%) 5.713% 4/20/2036[3,4,6]	2,000	2,001
Synchrony Card Issuance Trust, Series 2023-A2, Class A, 5.74% 10/15/2029[6]	498	508
Synchrony Card Issuance Trust, Series 2024-A2, Class A, 4.93% 7/15/2030[6]	2,835	2,873
TAL Advantage V, LLC, Series 2020-1A, Class A, 2.05% 9/20/2045[3,6]	828	778
Textainer Marine Containers, Ltd., Series 2021-1, Class A, 1.68% 2/20/2046[3,6]	778	716
Textainer Marine Containers, Ltd., Series 2021-2A, Class A, 2.23% 4/20/2046[3,6]	546	507
The Huntington National Bank, Series 2025-1, Class B, 4.957% 3/21/2033[3,6]	5,000	4,994
Thompson Park CLO, Ltd., Series 2021-1A, Class A1R, (3-month USD CME Term SOFR + 1.05%) 5.336% 4/15/2034[3,4,6]	3,229	3,217
TIF Funding II, LLC, Series 2021-1A, Class A, 1.65% 2/20/2046[3,6]	932	835
Toyota Auto Receivables Owner Trust, Series 2024-A, Class A3, 4.83% 10/16/2028[6]	1,283	1,291
Toyota Auto Receivables Owner Trust, Series 2024-A, Class A4, 4.77% 4/16/2029[6]	659	667
Tricolor Auto Securitization Trust, Series 2025-1A, Class A, 4.94% 2/15/2029[3,6]	5,000	5,002
Trinitas CLO, Ltd., Series 2018-9A, Class ARRR, (3-month USD CME Term SOFR + 1.20%) 5.493% 1/20/2032[3,4,6]	1,608	1,609
Trinitas CLO, Ltd., Series 2020-12, Class A1R, (3-month USD CME Term SOFR + 1.37%) 5.67% 4/25/2033[3,4,6]	250	250
Trinitas CLO, Ltd., Series 2020-12, Class B1R, (3-month USD CME Term SOFR + 2.00%) 6.30% 4/25/2033[3,4,6]	1,000	1,000
Triton Container Finance VIII, LLC, Series 2020-1, Class A, 2.11% 9/20/2045[3,6]	926	856
U.S. Bank National Association, Series 2025-SUP1, Class B, 5.582% 2/25/2032[3,6]	1,749	1,753
United Auto Credit Securitization Trust, Series 2024-1, Class A, 6.17% 8/10/2026[3,6]	49	49
United Auto Credit Securitization Trust, Series 2024-1, Class B, 6.57% 6/10/2027[3,6]	1,500	1,507
United Auto Credit Securitization Trust, Series 2025-1, Class B, 5.05% 2/10/2028[3,6]	2,419	2,422
United Auto Credit Securitization Trust, Series 2024-1, Class C, 7.06% 10/10/2029[3,6]	1,500	1,517
Valley Stream Park CLO, Ltd., Series 2022-1A, Class ARR, (3-month USD CME Term SOFR + 1.19%) 5.483% 1/20/2037[3,4,6]	1,000	998
Verdant Receivables, LLC, Series 2024-1, Class A2, 5.68% 12/12/2031[3,6]	609	619
Verdant Receivables, LLC, Series 2024-1, Class C, 6.25% 12/12/2031[3,6]	164	168
Capital Group Short Duration Income ETF — Page 17 of 22

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)		Principal amount (000)	Value (000)
Verizon Master Trust, Series 2024-6, Class A1A, 4.17% 8/20/2030[6]		USD1,937	$1,930
Verizon Master Trust, Series 2024-2, Class A, 4.83% 12/22/2031[3,6]		652	661
Verizon Master Trust, Series 24-5, Class A, 5.00% 6/21/2032[3,6]		625	638
Verizon Master Trust, Series 2025-4, Class A, 4.76% 3/21/2033[3,6]		2,825	2,848
Voya CLO, Ltd., Series 2018-3, Class A1R2, (3-month USD CME Term SOFR + 1.20%) 5.502% 10/15/2031[3,4,6]		1,142	1,142
Voya CLO, Ltd., Series 2018-3, Class BR2, (3-month USD CME Term SOFR + 1.80%) 6.102% 10/15/2031[3,4,6]		870	870
VStrong Auto Receivables Trust, Series 2024-A, Class A2, 5.79% 8/16/2027[3,6]		238	238
VStrong Auto Receivables Trust, Series 2024-A, Class A3, 5.62% 12/15/2028[3,6]		217	219
Westlake Automobile Receivables Trust, Series 2024-1, Class A3, 5.44% 5/17/2027[3,6]		416	417
Westlake Automobile Receivables Trust, Series 2024-1, Class B, 5.55% 11/15/2027[3,6]		748	754
Westlake Automobile Receivables Trust, Series 2023-1, Class B, 5.41% 1/18/2028[3,6]		212	213
Westlake Automobile Receivables Trust, Series 2023-1, Class C, 5.74% 8/15/2028[3,6]		412	416
Westlake Automobile Receivables Trust, Series 2023-3, Class C, 6.02% 9/15/2028[3,6]		597	607
Westlake Automobile Receivables Trust, Series 2024-1, Class C, 5.65% 2/15/2029[3,6]		523	528
Westlake Automobile Receivables Trust, Series 2024-1, Class D, 6.02% 10/15/2029[3,6]		703	716
Westlake Flooring Master Trust, Series 2024-1, Class A, 5.43% 2/15/2028[3,6]		536	540
Wheels Fleet Lease Funding, LLC, Series 24-2A, Class A1, 4.87% 6/21/2039[3,6]		2,228	2,236
Wheels Fleet Lease Funding, LLC, Series 2024-3A, Class A1, 4.80% 9/19/2039[3,6]		1,373	1,379
Wind River CLO, Ltd., Series 2015-1A, Class A1R3, (3-month USD CME Term SOFR + 1.20%) 5.493% 10/20/2030[3,4,6]		648	648
Wingspire Equipment Finance, LLC, Series 2024-1A, Class A2, 4.99% 9/20/2032[3,6]		361	361
Wingspire Equipment Finance, LLC, Series 2024-1A, Class B, 5.06% 9/20/2032[3,6]		667	669
Wingspire Equipment Finance, LLC, Series 2024-1A, Class C, 5.28% 9/20/2032[3,6]		708	712
World Financial Network Credit Card Master Trust, Series 2024-A, Class A, 5.47% 2/17/2031[6]		2,157	2,201
World Financial Network Credit Card Master Trust, Series 2024-B, Class A, 4.62% 5/15/2031[6]		3,374	3,393
			284,083
Bonds & notes of governments & government agencies outside the U.S. 0.17%
Chile (Republic of) 4.85% 1/22/2029		830	837
United Mexican States 5.00% 5/7/2029		1,000	991
			1,828
Total bonds, notes & other debt instruments (cost: $1,044,352,000)			1,051,708
Short-term securities 7.04% Money market investments 6.97%		Shares
Capital Group Central Cash Fund 4.33%[8,9]		757,403	75,740
U.S. Treasury bills 0.07%		Principal amount (000)
U.S. Treasury 7/3/2025[10]	4.267%	USD500	495
U.S. Treasury 4/17/2025	4.319%	250	249
			744
Total short-term securities (cost: $76,478,000)			76,484
Total investment securities 103.86% (cost $1,120,830,000)			1,128,192
Other assets less liabilities (3.86)%			(41,929)
Net assets 100.00%			$1,086,263
Capital Group Short Duration Income ETF — Page 18 of 22

unaudited
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 3/31/2025 (000)
2 Year U.S. Treasury Note Futures	Long	833	6/30/2025	USD172,574	$598
5 Year U.S. Treasury Note Futures	Short	259	6/30/2025	(28,012)	(188)
					$410
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 3/31/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 3/31/2025 (000)
Rate	Payment frequency	Rate	Payment frequency
3.794%	Annual	SOFR	Annual	10/9/2026	USD235,000	$(113)	$—	$(113)
SOFR	Annual	3.1665%	Annual	9/18/2034	56,900	2,657	—	2,657
						$2,544	$—	$2,544
Investments in affiliates9

	Value at 1/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 3/31/2025 (000)	Dividend or interest income (000)
Short-term securities 6.97%
Money market investments 6.97%
Capital Group Central Cash Fund 4.33%[8]	$60,729	$118,128	$103,110	$(4)	$(3)	$75,740	$819

[1]	Value determined using significant unobservable inputs.
[2]
Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $2,119,000, which represented 0.20% of the net assets of the fund.

[3]
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $482,875,000, which represented 44.45% of the net assets of the fund.

[4]
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

[5]	Step bond; coupon rate may change at a later date.
[6]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[7]	Purchased on a TBA basis.
[8]	Rate represents the seven-day yield at 3/31/2025.
[9]	Part of the same "group of investment companies" as the fund as defined under the Investment Company Act of 1940, as amended.
[10]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $99,000, which represented .01% of the net assets of the fund.
Capital Group Short Duration Income ETF — Page 19 of 22

unaudited
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities
Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.  Exchange-traded futures are generally valued at the official settlement price for futures on the exchange or market on which such instruments are traded, as of the close of business on the day such instruments are being valued. The average month-end notional amount of futures contracts while held was $166,247,000. Swaps are generally valued using evaluated prices obtained from third-party pricing vendors who calculate these values based on market inputs that may include the yields of the indices referenced in the instrument and the relevant curve, dealer quotes, default probabilities and recovery rates, other reference data, and terms of the contract. The average month-end notional amounts of interest rate swaps while held was $291,900,000.
Capital Group Short Duration Income ETF — Page 20 of 22

unaudited
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of March 31, 2025 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Corporate bonds, notes & loans	$13,605	$413,675	$2,119	$429,399
Mortgage-backed obligations	—	336,398	—	336,398
Asset-backed obligations	21,315	262,768	—	284,083
Bonds & notes of governments & government agencies outside the U.S.	—	1,828	—	1,828
Short-term securities	76,484	—	—	76,484
Total	$111,404	$1,014,669	$2,119	$1,128,192

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$598	$—	$—	$598
Unrealized appreciation on centrally cleared interest rate swaps	—	2,657	—	2,657
Liabilities:
Unrealized depreciation on futures contracts	(188)	—	—	(188)
Unrealized depreciation on centrally cleared interest rate swaps	—	(113)	—	(113)
Total	$410	$2,544	$—	$2,954

*	Futures contracts and interest rate swaps are not included in the investment portfolio.
Capital Group Short Duration Income ETF — Page 21 of 22

unaudited

Key to abbreviation(s)
CLO = Collateralized Loan Obligations
CME = CME Group
SOFR = Secured Overnight Financing Rate

TBA = To-be-announced
USD = U.S. dollars
UST = U.S. Treasury
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing.
You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
Capital Client Group, Inc., member FINRA.
© 2025 Capital Group. All rights reserved.
ETGEFP1-307-0525
Capital Group Short Duration Income ETF — Page 22 of 22